Filed with the Securities and Exchange Commission on December 31, 1998

                                                                     File Nos.
                                                                      33-01212
                                                                      811-4450

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.        19                    (X)

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  20                                         (X)

                       FRANKLIN TEMPLETON GLOBAL TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (650) 312-2000

       HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[X]   on March 1, 1999 pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Shares of Beneficial Interest:

Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund - Class A
Franklin Templeton Hard Currency Fund - Advisor Class





Prospectus

Franklin Templeton Global Trust

 Franklin Templeton Global Currency Fund
 Franklin Templeton Hard Currency Fund

 CLASS A

INVESTMENT STRATEGY  GLOBAL INCOME

MARCH 1, 1999








[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]  Franklin Templeton Global Currency Fund

[insert page #]  Franklin Templeton Hard Currency Fund

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Sales Charges

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates.

PRINCIPAL INVESTMENTS The fund will normally invest at least 65% of total assets in interest-earning money market instruments denominated in three or more of the following "major currencies": Australian dollar, Belgian franc, British pound sterling, Canadian dollar, Danish krone, Netherlands guilder, European Currency Unit ("ECU"), French franc, German mark, Greek drachma, Irish punt, Italian lira, Japanese yen, New Zealand dollar, Norwegian krona, Spanish peseta, Swedish krona, Swiss franc and U.S. dollar. The fund may, for defensive purposes, or temporarily to preserve capital, invest up to 100% of its net assets in U.S. dollar denominated instruments.

Money market instruments are short-term, high-quality debt securities issued by governments, banks, corporations and supranational organizations. They represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The fund invests only in instruments that are considered by the manager to be comparable to those rated in the two top rating categories by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or that are comparable to those issued by companies with an unsecured debt issue currently rated within the top two rating categories by S&P or Moody's. The two highest ratings assigned by S&P are triple A or double A (A-1 for commercial paper) and by Moody's are triple A or double A (P-1 for commercial paper).

[Begin callout]
Under normal market conditions, at least 65% of total assets will be invested in interest-earning money market instruments denominated in three or more major currencies.
[End callout]

The fund uses a flexible investment strategy and is designed for investors seeking the greatest degree of active management among major currencies and other currencies. The fund seeks to minimize credit risk and interest rate risk to principal by investing only in high-quality money market instruments, maintaining a weighted average portfolio maturity of 120 days or less and buying only money market instruments that have an effective maturity, at the time of purchase, of one year or less. These securities include floating or variable rate obligations that may have actual maturities of over one year but that have interest rates which adjust at periodic intervals. Under normal market conditions, the fund does not intend to invest more than 50% of total assets in instruments denominated in one major currency (other than the U.S. dollar), more than 5% of total assets in instruments denominated in one currency that is not a major currency, or more than 25% of total assets in instruments denominated in currencies that are not major currencies.

The fund may enter into futures contracts and purchase options on such contracts in order to hedge against changes in currency exchange rates. A futures contract on currency is an agreement to buy or sell a specified amount of currency for a set price on a future date. The fund may use forward currency exchange contracts together with money market instruments in order to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. A forward foreign exchange contract is a contract calling for the future purchase or sale of a foreign currency in exchange for U.S. dollars. The fund may also engage in currency transactions to hedge (protect) against uncertainty in the level of future currency exchange rates.

An investment in the fund may not be suitable for all investors and should not be considered a complete investment program. You should take into account your investment goals as well as your other investments when considering the purchase of shares of the fund. The price of the shares of the fund, expressed in U.S. dollar terms, will fluctuate and, unlike a money market fund, the fund does not seek to maintain a stable net asset value. In addition, the total return on the fund may be higher or lower than the total return on a U.S. dollar money market fund. You should not consider the fund to be a substitute for a U.S. dollar money market fund.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in money market instruments denominated in three or more major currencies.

[Insert graphic of chart with line going up and down] MAIN RISKS

CURRENCY Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Begin callout]
Changes in foreign currency exchange rates and interest rates affect the prices of the fund's securities. If the U.S. dollar rises in value against a foreign currency, the value of the fund's investments denominated in the foreign currency will fall and so too will the fund's share price. If interest rates rise, the value of the fund's investments will also fall. This means you could lose money.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

DERIVATIVE SECURITIES Forward currency exchange contracts and futures contracts and related options are considered derivative investments, one whose value depends on (or is derived from) the value of an underlying asset. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict pertinent market movements.

NON-DIVERSIFICATION The fund is non-diversified. This means it may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Economic, business, political or other changes can affect all securities of a similar type. The fund may be more sensitive to these changes, which may result in greater fluctuation in the value of the fund's portfolio and its net asset value.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]






[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 9 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

 [Insert bar graph]

4.18%  14.44%  7.61%  3.63%  6.03%  8.07%  5.02%  2.76%  -4.54%  []%
 89      90     91     92     93     94     95     96      97    98

                        YEAR

 [Begin callout]
BEST QUARTER:
Q[] '[]  []%

WORST QUARTER:
Q[] '[] []%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                  1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------
Franklin Templeton Global         []%          []%           []%
Currency Fund
Salomon Bros. World Money Market
Index3                            []%          []%           []%


1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. The unmanaged Salomon Brothers World Money Market Index provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended October 31, 1998.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


----------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            2.25%
  Paid at time of purchase              2.25%
  Paid at redemption                    None 1
Exchange fee2                           None

Please see "Sales Charges" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------
Management fees                         0.65%
Distribution and service
(12b-1) fees3                           0.25%
Other expenses                          0.28%
                                        ------------------------
Total annual fund operating
Expenses4                               1.19%
                                        ------------------------

1. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
2. There is a $5 fee for each exchange by a market timer (see page [#]).
3. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.
4. The fund's total annual fund operating expenses differ from the ratio of expense to average net assets shown on page [#] due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
                                   $344 1       $594       $865       $1,636

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $216 billion in assets.

The team responsible for the fund's management is:

NEIL S. DEVLIN CFA, CHIEF INVESTMENT OFFICER AND EXECUTIVE VICE PRESIDENT OF TEMPLETON GLOBAL BOND MANAGERS, A DIVISION OF INVESTMENT COUNSEL

Mr. Devlin holds a BA in economics and philosophy from Brandeis University, and is a Chartered Financial Analyst. Before joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitution Capital Management of Boston. Prior to that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin currently directs investment strategies in both the developed and emerging fixed income markets. He also manages numerous Franklin Templeton mutual funds and corporate pension accounts.

THOMAS J. DICKSON, PORTFOLIO MANAGER OF INVESTMENT COUNSEL

Mr. Dickson is currently a portfolio manager for several Franklin Templeton mutual funds. He holds a BS in Managerial Economics from the University of California at Davis. Prior to joining the Templeton organization in 1994, Mr. Dickson worked as a fixed-income analyst and trader for Franklin Advisers, Inc. Mr. Dickson currently manages fixed income and currency trading for the Templeton organization and has country responsibilities for Australia, Canada, Japan and New Zealand.

Donald P. Gould, a portfolio manager with Advisers, is founder and president of the Trust. Mr. Gould supervises the implementation of the fund's portfolio investment policies. He holds a Master of Business Administration degree from the Harvard Business School and a Bachelor of Arts degree in economics from Pomona College. He joined the Franklin Templeton Group in November 1993 upon its acquisition of certain assets of Huntington Advisers, Inc. He has been in the securities industry since 1981.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended October 31, 1998, the fund paid 0.65% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least quarterly in March, June, September and December, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the fund for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.

Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.



[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

                                                                                   YEAR ENDED
                                            YEAR ENDED OCTOBER 31,                 APRIL 30,

--------------------------------------------------------------------------------------------
                                   1998     1997      1996      1995     1994 3    1994
--------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                  12.10     12.80     13.67    14.14     13.85       13.96
                                ------------------------------------------------------------
  Net investment income              .50       .49       .69     1.29       .25         .57
  Net realized and unrealized
  gains (losses)                   (.07)     (.68)     (.54)    (.49)       .32       (.11)
                                ------------------------------------------------------------
Total from investment
operations                           .43     (.19)       .15      .80       .57         .46
                                ------------------------------------------------------------
  Dividends from net
  investment income                (.28)         -     (.71)   (1.27)     (.28)       (.57)
  Distributions from net
  realized gain                    (.19)     (.51)     (.31)        -         -           -
                                ------------------------------------------------------------
Total distributions                (.47)     (.51)    (1.02)   (1.27)     (.28)       (.57)
                                ------------------------------------------------------------
Net asset value, end of year       12.06     12.10     12.80    13.67     14.14       13.85
                                ------------------------------------------------------------

Total return (%)1                   3.71    (1.46)      1.27     6.05      4.14        3.41

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                   33,703    41,795    50,773   59,942    56,098      51,539
Ratios to average net
assets: (%)
  Expenses                          1.19      1.10       .99      .99     1.04 2       1.41
   Expenses excluding waiver
   and payments by affiliate        1.19      1.10       .99      .99     1.12 2       1.61
  Net investment income             4.08      4.01      4.30     5.29     3.55 2       2.78
Portfolio turnover rate (%)          .00       .00       .00    46.05    25.62        37.61

1. Total return does not include sales charges, and is not annualized.
2. Annualized
3. Six months ended October 31, 1994. Prior to this period, the fund's fiscal year end was April 30.

FRANKLIN TEMPLETON HARD CURRENCY FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is to protect against depreciation of the U.S. dollar relative to other currencies.

PRINCIPAL INVESTMENTS The fund will normally invest in high-quality money market instruments denominated in one or more of the following "major currencies": Australian dollar, Belgian franc, British pound sterling, Canadian dollar, Danish krone, Netherlands guilder, European Currency Unit ("ECU"), French franc, German mark, Greek drachma, Irish punt, Italian lira, Japanese yen, New Zealand dollar, Norwegian krona, Spanish peseta, Swedish krona, Swiss franc and U.S. dollar. The fund may also invest in forward contracts. A forward contract is a contract calling for the future purchase or sale of a foreign currency in exchange for U.S. dollars.

Money market instruments are short-term, high-quality debt securities issued by governments, banks, corporations and supranational organizations. They represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The fund invests only in instruments that are considered by the manager to be comparable to those rated in the two top rating categories by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or that are comparable to those issued by companies with an unsecured debt issue currently rated within the top two rating categories by S&P or Moody's. The two highest ratings assigned by S&P are triple A or double A (A-1 for commercial paper) and by Moody's are triple A or double A (P-1 for commercial paper).

[Begin callout]
The fund will normally invest in high-quality money market instruments (and forward contracts) denominated in one or more major currencies.
[End callout]

The fund tries to maintain foreign currency exposure with respect to 100% of net assets at all times. The fund may invest in U.S. dollar-denominated money market instruments in combination with forward foreign exchange contracts to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. Under normal market conditions, the fund does not intend to invest more than 50% of total assets in instruments denominated in a single foreign currency.

The manager seeks to invest in major currencies that historically have experienced low rates of inflation and which, in the view of the manager, follow economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long-term. These currencies are often referred to as "hard currencies" and the economic policies are often referred to as "sound money" policies. The manager actively manages the fund and will allocate its investments based on current social, economic, financial and political developments which, in the managers' opinion, may affect the value of the currencies. The fund seeks to minimize credit risk and interest rate risk to principal by investing only in high-quality money market instruments, maintaining a weighted average portfolio maturity of 120 days or less and buying only money market instruments that have an effective maturity, at the time of purchase, of one year or less. These securities include floating or variable rate obligations that may have actual maturities of over one year but that have interest rates which adjust at periodic intervals.

The fund may enter into futures contracts and purchase options on such contracts in order to hedge against changes in currency exchange rates. A futures contract on currency is an agreement to buy or sell a specified amount of currency for a set price on a future date. The fund may also engage in currency transactions to hedge (protect) against uncertainty in the level of future currency exchange rates.

An investment in the fund may not be suitable for all investors and should not be considered a complete investment program. You should take into account your investment goals as well as your other investments when considering the purchase of shares of the fund. Because the fund invests in instruments denominated in major currencies issued by countries that have recently experienced, and are expected to continue to experience, relatively low inflation, the instruments in which the fund invests may pay interest rates that are lower than instruments denominated in other major currencies. Due to the economic strength of the countries, or other factors, however, the major currencies in which the fund's instruments are denominated may appreciate relative to other major currencies, including the U.S. dollar. If the currency appreciation offsets the lower amount of income received from the fund's investments, the fund could provide a higher total return to investors than similar investments denominated in other major currencies, including the U.S. dollar.

The price of the shares of the fund, expressed in U.S. dollar terms, will fluctuate and, unlike a money market fund, the fund does not seek to maintain a stable net asset value. In addition, the total return on the fund may be higher or lower than the total return on a U.S. dollar money market fund. You should not consider the fund to be a substitute for a U.S. dollar money market fund.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in money market instruments (and forward contracts) denominated in one or more major currencies.

[Insert graphic of chart with line going up and down] MAIN RISKS

CURRENCY Because the fund tries to maintain foreign currency exposure with respect to 100% of net assets at all times, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Begin callout]
Changes in foreign currency exchange rates and interest rates affect the prices of the fund's securities. If the U.S. dollar rises in value against a foreign currency, the value of the fund's investments denominated in the foreign currency will fall and so too will the fund's share price. If interest rates rise, the value of the fund's investments will also fall. This means you could lose money.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.
COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

DERIVATIVE SECURITIES Forward currency exchange contracts and futures contracts and related options are considered derivative investments, one whose value depends on (or is derived from) the value of an underlying asset. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict pertinent market movements.

NON-DIVERSIFICATION The fund is non-diversified. This means it may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Economic, business, political or other changes can affect all securities of a similar type. The fund may be more sensitive to these changes, which may result in greater fluctuation in the value of the fund's portfolio and its net asset value.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 9 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

 [Insert bar graph]

 20.19%  8.28%  2.24%  4.65%  15.10%  6.61%  -7.02%  -10.42%  []%
   90     91     92     93     94      95      96      97     98

                        YEAR

 [Begin callout]
BEST QUARTER:
Q[] '[]  []%

WORST QUARTER:
Q[] '[] []%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                             SINCE
                                                             INCEPTION
                                  1 YEAR       5 YEARS        (11/17/89)
--------------------------------------------------------------------------
Franklin Templeton Hard Currency  []%          []%           []%
Fund - Class A 2
Salomon Bros. World Money Market  []%          []%           []%
Index3


1. Figures do not reflect sales charges. If they did, returns would be lower.

2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. The unmanaged Salomon Brothers World Money Market Index provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended October 31, 1998.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A 1
----------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            2.25%
  Paid at time of purchase              2.25%
  Paid at redemption                    None 2
Exchange fee3                           None

Please see "Sales Charges" on page [#] for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)[4]

                                        CLASS A 1
----------------------------------------------------------------
Management fees                         0.65%
Distribution and service
(12b-1) fees4                           0.34%
Other expenses                          0.36%
                                        ------------------------
Total annual fund operating expenses
                                        1.35%
                                        ------------------------

1. Before January 1, 1999, Class A shares were designated Class I.
2. Except for investments of $1 million or more (see page [#]) and purchases by certain retirement plans without an initial sales charge.
3. There is a $5 fee for each exchange by a market timer (see page [#]).
4. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 CLASS A                           $359 1      $643       $948       $1,812

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $216 billion in assets.

The team responsible for the fund's management is:

NEIL S. DEVLIN CFA, CHIEF INVESTMENT OFFICER AND EXECUTIVE VICE PRESIDENT OF TEMPLETON GLOBAL BOND MANAGERS, A DIVISION OF INVESTMENT COUNSEL

Mr. Devlin holds a BA in economics and philosophy from Brandeis University, and is a Chartered Financial Analyst. Before joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitution Capital Management of Boston. Prior to that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin currently directs investment strategies in both the developed and emerging fixed income markets. He also manages numerous Franklin Templeton mutual funds and corporate pension accounts.

THOMAS J. DICKSON, PORTFOLIO MANAGER OF INVESTMENT COUNSEL

Mr. Dickson is currently a portfolio manager for several Franklin Templeton mutual funds. He holds a BS in Managerial Economics from the University of California at Davis. Prior to joining the Templeton organization in 1994, Mr. Dickson worked as a fixed-income analyst and trader for Franklin Advisers, Inc. Mr. Dickson currently manages fixed income and currency trading for the Templeton organization and has country responsibilities for Australia, Canada, Japan and New Zealand.

Donald P. Gould, a portfolio manager with Advisers, is founder and president of the Trust. Mr. Gould supervises the implementation of the fund's portfolio investment policies. He holds a Master of Business Administration degree from the Harvard Business School and a Bachelor of Arts degree in economics from Pomona College. He joined the Franklin Templeton Group in November 1993 upon its acquisition of certain assets of Huntington Advisers, Inc. He has been in the securities industry since 1981.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended October 31, 1998, the fund paid 0.65% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least quarterly in March, June, September and December, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the fund for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.

Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



                                                                                   YEAR ENDED
CLASS A                                         YEAR ENDED OCTOBER 31,             APRIL 30,
-------------------------------------------------------------------------------------------
                                  1998 4     1997      1996      1995    1994 3    1994
-------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                  10.28     11.64     13.09    13.95     12.95      13.00
                                -----------------------------------------------------------
  Net investment income              .30       .37       .57     1.84       .26        .50
  Net realized and unrealized
  gains (losses)                     .12    (1.33)    (1.34)   (1.02)       .99      (.05)
                                -----------------------------------------------------------
Total from investment
operations                           .42     (.96)     (.77)      .82      1.25        .45
                                -----------------------------------------------------------
  Dividends from net
  investment income                (.25)         -     (.06)   (1.68)     (.25)      (.13)
  Distributions from net
  realized gains                   (.06)     (.40)     (.62)        -         -      (.37)
                                -----------------------------------------------------------
Total distributions                (.31)     (.40)     (.68)   (1.68)     (.25)      (.50)
                                -----------------------------------------------------------
Net asset value, end of year       10.39     10.28     11.64    13.09     13.95      12.95
                                -----------------------------------------------------------

Total return (%) 1                  4.33    (8.28)    (5.99)     6.68      9.74       3.62

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                   68,902    91,976   124,666  132,089    61,228     35,739

Ratios to average net
assets: (%)
  Expenses                          1.35      1.13      1.10     1.15     1.05 2      1.47
   Expenses excluding waiver
   and payments by affiliate        1.35      1.13      1.10     1.15     1.28 2      1.71
  Net investment income             3.07      3.53      4.50     4.68     3.80 2      3.83
Portfolio turnover rate (%)        96.41      2.68       .00    15.72     28.18        .00

1. Total return does not include sales charges, and is not annualized.
2. Annualized
3. Six months ended October 31, 1994. Prior to this period, the fund's fiscal year end was April 30.
4. Based on average weighted shares outstanding.

YOUR ACCOUNT

[Insert graphic of percentage sign] SALES CHARGES

                                   THE SALES CHARGE
                                  MAKES UP THIS % OF   WHICH EQUALS THIS % OF
WHEN YOU INVEST THIS AMOUNT       THE OFFERING PRICE     YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Under $100,000                           2.25                   2.30
$100,000 but under $250,000              1.75                   1.78
$250,000 but under $500,000              1.25                   1.26
$500,000 but under $1 million            1.00                   1.01

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page [#]), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page [#] for exchange information).

DISTRIBUTION AND SERVICE (12B-1) FEES The Global Currency Fund and Class A of the Hard Currency Fund have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.45% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Global Currency Fund and Class A of the Hard Currency Fund shares.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

 o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

 o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE SECTION OF YOUR
                             ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

Certain Franklin Templeton Funds offer multiple share classes not offered by the Global Currency Fund. For purposes of this privilege, the Global Currency Fund's shares are considered Class A shares.

If you paid a CDSC when you sold your Class A shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS Shares of the fund may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

 o certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option
 o distributions from an existing retirement plan invested in the Franklin Templeton Funds
 o dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.
 o redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months
 o redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

WAIVERS FOR CERTAIN INVESTORS Shares of the fund also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

 o certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion
 o government entities that are prohibited from paying mutual fund sales charges
 o certain unit investment trusts and their holders reinvesting trust distributions
 o group annuity separate accounts offered to retirement plans
 o employees and other associated persons or entities of Franklin Templeton or of certain dealers
 o Chilean retirement plans that meet the requirements for retirement plans described below.

         IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER,
       CALL YOUR INVESTMENT REPRESENTATIVE OR CALL SHAREHOLDER SERVICES
                   AT 1-800/632-2301 FOR MORE INFORMATION.

CDSC WAIVERS  The CDSC generally will be waived:

 o to pay account fees
 o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan
 o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)
 o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy
 o to return excess contributions (and earnings, if applicable) from retirement plan accounts
 o for redemptions following the death of the shareholder or beneficial owner
 o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

RETIREMENT PLANS Certain retirement plans may buy shares of the fund without an initial sales charge. To qualify, the plan must be sponsored by an employer:

 o with at least 100 employees, or
 o with retirement plan assets of $1 million or more, or
 o that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13-month period

A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the Internal Revenue Code also must qualify under our group investment program to buy shares without an initial sales charge.

         FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR
                 RETIREMENT PLAN SERVICES AT 1-800/527-2020.

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.


[Insert graphic of a paper with lines
and someone writing] BUYING SHARES



MINIMUM INVESTMENTS
--------------------------------------------------------------------------
                                             INITIAL         ADDITIONAL
--------------------------------------------------------------------------
Regular accounts                             $1,000          $50
--------------------------------------------------------------------------
UGMA/UTMA accounts                           $100            $50
--------------------------------------------------------------------------
Retirement accounts                          no minimum      no minimum
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)
--------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth
IRAs                                         $250            $50
--------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                     $250            $50
--------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members
                                             $100            $50
--------------------------------------------------------------------------


Certain Franklin Templeton Funds offer multiple share classes not offered by the Global Currency Fund. Please note that for selling or exchanging your shares, or for other purposes, the Global Currency Fund's shares are considered Class A shares. Before January 1, 1999, the Global Currency Fund's shares were considered Class I shares.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).


BUYING SHARES
--------------------------------------------------------------------------------
                     OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                     Contact your investment       Contact your investment
THROUGH YOUR         representative                representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
                     Make your check payable to    Make your check payable to
[Insert graphic of   Franklin Templeton Global     Franklin Templeton Global
envelope]            Currency Fund or Franklin     Currency Fund or Franklin
                     Templeton Hard Currency       Templeton Hard Currency
BY MAIL              Fund.                         Fund. Include your account
                                                   number on the check.
                     Mail the check and your
                     signed application to         Fill out the deposit slip
                     Investor Services.            from your account statement.
                                                   If you do not have a slip,
                                                   include a note with your
                                                   name, the fund name, and
                                                   your  account number.

                                                   Mail the check and deposit
                                                   slip or note to Investor
                                                   Services.
--------------------------------------------------------------------------------
[Insert graphic of   Call  to receive a wire       Call to receive a wire
three lightning      control number and wire       control number and wire
bolts]               instructions.                 instructions.

                     Mail your signed application  To make a same day wire
                     to Investor Services. Please  investment, please call us
BY WIRE              include the wire control      by 1:00 p.m. pacific time
                     number or your new account    and make sure your wire
1-800/632-2301       number on the application.    arrives by 3:00 p.m.
(or 1-650/312-2000
collect)             To make a same day wire
                     investment, please call us
                     by 1:00 p.m. pacific time
                     and make sure your wire
                     arrives by 3:00 p.m.
--------------------------------------------------------------------------------
[Insert graphic of   Call Shareholder Services at  Call Shareholder Services at
two arrows pointing  the number below, or send     the number below or our
in opposite          signed written instructions.  automated TeleFACTS system,
directions]          The TeleFACTS system cannot   or send signed written
                     be used to open a new         instructions.
BY EXCHANGE          account.

                     (Please see page # for        (Please see page # for
TeleFACTS(R)           information on exchanges.)    information on exchanges.)
1-800/247-1753
(around-the-clock
access)
--------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)


[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

AUTOMATIC PAYROLL DEDUCTION You may be able to invest automatically in shares of the fund by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

 [Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the fund without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund also may exchange into the Global Currency Fund without any sales charge. Advisor Class shareholders who exchange their shares for shares of the Global Currency Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.


SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account
o you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


SELLING SHARES
-------------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic of       Send written instructions and endorsed share
envelope]                certificates (if you hold share certificates)
                         to Investor Services.  Corporate, partnership
BY MAIL                  or trust accounts may need to send additional
                         documents.

                         Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the name(s) and
                         address on the account, or otherwise according
                         to your written instructions.
-------------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000 or
phone]                   less, you do not hold share certificates and
                         you have not changed your address by phone
BY PHONE                 within the last 15 days, you can sell your
                         shares by phone.
1-800/632-2301
                         A check will be mailed to the name(s) and
                         address on the account. Written instructions,
                         with a signature guarantee, are required to
                         send the check to another address or to make
                         it payable to another person.
-------------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning bolts]   proceeds of $1,000 or more wired to a bank or
                         escrow account. See the policies above for selling shares by mail or phone.

                         Before requesting a wire, please make sure we
BY WIRE have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                         Requests received in proper form by 1:00 p.m.
                         pacific time will be wired the next business
                         day.
-------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering.
opposite directions]
                         Call Shareholder Services at the number below
BY EXCHANGE              or our automated TeleFACTS system, or send
                         signed written instructions. See the policies
TeleFACTS(R)               above for selling shares by mail or phone.
1-800/247-1753
(around-the-clock        If you hold share certificates, you will need
access)                  to return them to the fund before your
                         exchange can be processed.
-------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE  The fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). Class A's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

 o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
 o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
 o The fund may modify or discontinue the exchange privilege on 60 days' notice.
 o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
 o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
 o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.
 o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                 CLASS A
---------------------------------------------------------
COMMISSION (%)                   ---
Investment under $100,000        2.00
$100,000 but under $250,000      1.50
$250,000 but under $500,000      1.00
$500,000 but under $1 million    0.85
$1 million or more               up to 0.75 1
12B-1 FEE TO DEALER              0.45[2]

A dealer commission of up to 1% may be paid on NAV purchases by certain retirement plans1 and up to 0.25% on NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Of this amount, the fund may pay up to 0.45% to Distributors or others, out of which 0.20% will generally be retained by Distributors for its distribution expenses.

[Insert graphic of question mark]QUESTIONS

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             HOURS (PACIFIC TIME,
DEPARTMENT NAME          TELEPHONE NUMBER    MONDAY THROUGH FRIDAY)
---------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)    6:30 a.m. to 2:30 p.m.
                                             (Saturday)
Retirement Plan Services
                         1-800/527-2020      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.



FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com




You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-4450                    FTGT P  3/99







Prospectus

Franklin Templeton Hard Currency Fund

ADVISOR CLASS

INVESTMENT STRATEGY  GLOBAL INCOME

MARCH 1, 1999






[Insert Franklin Templeton Ben Head]

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #] Goal and Strategies

[insert page #] Main Risks

[insert page #] Performance

[insert page #] Fees and Expenses

[insert page #] Management

[insert page #] Distributions and Taxes

[insert page #] Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES [End callout]

[insert page #] Qualified Investors

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover

THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is to protect against depreciation of the U.S. dollar relative to other currencies.

PRINCIPAL INVESTMENTS The fund will normally invest in high-quality money market instruments denominated in one or more of the following "major currencies": Australian dollar, Belgian franc, British pound sterling, Canadian dollar, Danish krone, Netherlands guilder, European Currency Unit ("ECU"), French franc, German mark, Greek drachma, Irish punt, Italian lira, Japanese yen, New Zealand dollar, Norwegian krona, Spanish peseta, Swedish krona, Swiss franc and U.S. dollar. The fund may also invest in forward contracts. A forward contract is a contract calling for the future purchase or sale of a foreign currency in exchange for U.S. dollars.

Money market instruments are short-term, high-quality debt securities issued by governments, banks, corporations and supranational organizations. They represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The fund invests only in instruments that are considered by the manager to be comparable to those rated in the two top rating categories by independent rating agencies such as Standard & Poor's Corporation (S&P) or Moody's Investors Services, Inc. (Moody's) or that are comparable to those issued by companies with an unsecured debt issue currently rated within the top two rating categories by S&P or Moody's. The two highest ratings assigned by S&P are triple A or double A (A-1 for commercial paper) and by Moody's are triple A or double A (P-1 for commercial paper).

[Begin callout]
The fund will normally invest in high-quality money market instruments (and forward contracts) denominated in one or more major currencies.
[End callout]

The fund tries to maintain foreign currency exposure with respect to 100% of net assets at all times. The fund may invest in U.S. dollar-denominated money market instruments in combination with forward foreign exchange contracts to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. Under normal market conditions, the fund does not intend to invest more than 50% of total assets in instruments denominated in a single foreign currency.

The manager seeks to invest in major currencies that historically have experienced low rates of inflation and which, in the view of the manager, follow economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long-term. These currencies are often referred to as "hard currencies" and the economic policies are often referred to as "sound money" policies. The manager actively manages the fund and will allocate its investments based on current social, economic, financial and political developments which, in the managers' opinion, may affect the value of the currencies. The fund seeks to minimize credit risk and interest rate risk to principal by investing only in high-quality money market instruments, maintaining a weighted average portfolio maturity of 120 days or less and buying only money market instruments that have an effective maturity, at the time of purchase, of one year or less. These securities include floating or variable rate obligations that may have actual maturities of over one year but that have interest rates which adjust at periodic intervals.

The fund may enter into futures contracts and purchase options on such contracts in order to hedge against changes in currency exchange rates. A futures contract on currency is an agreement to buy or sell a specified amount of currency for a set price on a future date. The fund may also engage in currency transactions to hedge (protect) against uncertainty in the level of future currency exchange rates.

An investment in the fund may not be suitable for all investors and should not be considered a complete investment program. You should take into account your investment goals as well as your other investments when considering the purchase of shares of the fund. Because the fund invests in instruments denominated in major currencies issued by countries that have recently experienced, and are expected to continue to experience, relatively low inflation, the instruments in which the fund invests may pay interest rates that are lower than instruments denominated in other major currencies. Due to the economic strength of the countries, or other factors, however, the major currencies in which the fund's instruments are denominated may appreciate relative to other major currencies, including the U.S. dollar. If the currency appreciation offsets the lower amount of income received from the fund's investments, the fund could provide a higher total return to investors than similar investments denominated in other major currencies, including the U.S. dollar.

The price of the shares of the fund, expressed in U.S. dollar terms, will fluctuate and, unlike a money market fund, the fund does not seek to maintain a stable net asset value. In addition, the total return on the fund may be higher or lower than the total return on a U.S. dollar money market fund. You should not consider the fund to be a substitute for a U.S. dollar money market fund.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in money market instruments (and forward contracts) denominated in one or more major currencies.

[Insert graphic of chart with line going up and down] MAIN RISKS

CURRENCY Because the fund tries to maintain foreign currency exposure with respect to 100% of net assets at all times, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Begin callout]
Changes in foreign currency exchange rates and interest rates affect the prices of the fund's securities. If the U.S. dollar rises in value against a foreign currency, the value of the fund's investments denominated in the foreign currency will fall and so too will the fund's share price. If interest rates rise, the value of the fund's investments will also fall. This means you could lose money.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

DERIVATIVE SECURITIES Forward currency exchange contracts and futures contracts and related options are considered derivative investments, one whose value depends on (or is derived from) the value of an underlying asset. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict pertinent market movements.

NON-DIVERSIFICATION The fund is non-diversified. This means it may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Economic, business, political or other changes can affect all securities of a similar type. The fund may be more sensitive to these changes, which may result in greater fluctuation in the value of the fund's portfolio and its net asset value.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page [#] for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 8 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS 1

 [Insert bar graph]

20.19%  8.28%  2.24%  4.65%  15.10%  6.61%  -7.02%  -10.23%
  90     91     92     93     94      95      96       97     98

                        YEAR

[Begin callout]
BEST QUARTER:
Q[] '[]  []%

WORST QUARTER:
Q[] '[]  []%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                      SINCE
                                                                    INCEPTION
                                             1 YEAR      5 YEARS   (11/17/89)
-------------------------------------------------------------------------------
Franklin Templeton Hard Currency Fund -
Advisor Class1                                 []%         []%         []%
Salomon Bros. World Money Market Index 2       []%         []%         []%


1. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
2. The unmanaged Salomon Brothers World Money Market Index provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended October 31, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          ADVISOR CLASS
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases    None
Exchange fee1                                       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS) 2

                                                          ADVISOR CLASS
-------------------------------------------------------------------------------
Management fees                                     0.65%
Distribution and service (12b-1) fees               None
Other expenses                                      0.36%
                                                    ---------------------------
Total annual fund operating expenses                1.01%
                                                    ---------------------------


1. There is a $5 fee for each exchange by a market timer (see page [#]).
2. The fund began offering Advisor Class shares on January 2, 1997. Annual fund operating expenses are based on the expenses for the fund's Class A shares for the fiscal year ended October 31, 1998.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
   $103        $322       $558      $1,236

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $216 billion in assets.

The team responsible for the fund's management is:

NEIL S. DEVLIN CFA, CHIEF INVESTMENT OFFICER AND EXECUTIVE VICE PRESIDENT OF TEMPLETON GLOBAL BOND MANAGERS, A DIVISION OF INVESTMENT COUNSEL

Mr. Devlin holds a BA in economics and philosophy from Brandeis University, and is a Chartered Financial Analyst. Before joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitution Capital Management of Boston. Prior to that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Devlin currently directs investment strategies in both the developed and emerging fixed income markets. He also manages numerous Franklin Templeton mutual funds and corporate pension accounts.

THOMAS J. DICKSON, PORTFOLIO MANAGER OF INVESTMENT COUNSEL

Mr. Dickson is currently a portfolio manager for several Franklin Templeton mutual funds. He holds a BS in Managerial Economics from the University of California at Davis. Prior to joining the Templeton organization in 1994, Mr. Dickson worked as a fixed-income analyst and trader for Franklin Advisers, Inc. Mr. Dickson currently manages fixed income and currency trading for the Templeton organization and has country responsibilities for Australia, Canada, Japan and New Zealand.

Donald P. Gould, a portfolio manager with Advisers, is founder and president of the Trust. Mr. Gould supervises the implementation of the fund's portfolio investment policies. He holds a Master of Business Administration degree from the Harvard Business School and a Bachelor of Arts degree in economics from Pomona College. He joined the Franklin Templeton Group in November 1993 upon its acquisition of certain assets of Huntington Advisers, Inc. He has been in the securities industry since 1981.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended October 31, 1998, the fund paid 0.65% of its average monthly net assets to the manager.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least quarterly in March, June, September and December, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the fund for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.

Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class since its inception. This information has been audited by PricewaterhouseCoopers LLP.

                                     YEAR ENDED
ADVISOR CLASS                      OCTOBER 31, 1998
                                    1998     1997 1
---------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of                       10.28     11.28
year
                                -------------------
   Net investment income             .33       .34
   Net realized and unrealized
   gains (losses)                    .14    (1.00)
                                -------------------
Total from investment
operations                           .47     (.66)
                                -------------------
Less distributions from net
investment income                  (.28)         -
Tax return of capital              (.06)     (.34)
                                -------------------
Total distributions                (.34)     (.34)
                                -------------------
Net asset value, end of            10.41     10.28
year
                                -------------------
Total return (%)2                   4.89    (5.84)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
1,000)                             3,343       249
Ratios to average net assets:
(%)
   Expenses                         1.01      .94 3
   Net investment income            3.29     3.67 3
Portfolio turnover rate (%)        96.41     2.68

1. For the period January 2, 1997 (effective date) through October 31, 1997.
2. Total return is not annualized.
3. Annualized

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"]QUALIFIED INVESTORS

The following investors may qualify to buy Advisor Class shares of the fund.

 o Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

 o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

 o Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

 o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

 [Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund
[End callout]

 o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $50 additional.

 o Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $25 additional.

 o The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments:
   No initial or additional minimums.

 o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

 o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

 o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

 o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

Please note that Advisor Class shares of the fund are no longer available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may continue to invest in the fund's Advisor Class shares.


[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
-------------------------------------------------------------------------------
                   OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------
[Insert graphic
of hands shaking]
                   Contact your investment       Contact your investment
THROUGH YOUR       representative                representative
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------
                   Make your check payable to    Make your check payable to
[Insert graphic    Franklin Templeton Hard       Franklin Templeton Hard
of envelope]       Currency Fund.                Currency Fund. Include your
                                                 account number on the check.
BY MAIL            Mail the check and your
                   signed application to         Fill out the deposit slip
                   Investor Services.            from your account statement.
                                                 If you do not have a slip,
                                                 include a note with your
                                                 name, the fund name, and
                                                 your  account number.

                                                 Mail the check and deposit
                                                 slip or note to Investor
                                                 Services.
-------------------------------------------------------------------------------
[Insert graphic    Call  to receive a wire       Call to receive a wire
of three           control number and wire       control number and wire
lightning bolts]   instructions.                 instructions.

                   Mail your signed application  To make a same day wire
                   to Investor Services. Please  investment, please call us
BY WIRE            include the wire control      by 1:00 p.m. pacific time
                   number or your new account    and make sure your wire
1-800/632-2301     number on the application.    arrives by 3:00 p.m.
(or
1-650/312-2000     To make a same day wire
collect)           investment, please call us
                   by 1:00 p.m. pacific time
                   and make sure your wire
                   arrives by 3:00 p.m.
-------------------------------------------------------------------------------
[Insert graphic    Call Shareholder Services at  Call Shareholder Services at
of two arrows      the number below, or send     the number below, or send
pointing in        signed written instructions.  signed written instructions.
opposite           (Please see page [#] for      (Please see page [#] for
directions]        information on exchanges.)    information on exchanges.)

BY EXCHANGE

-------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

 [Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require a separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o  you want to send your proceeds somewhere other    than the address of
   record, or preauthorized bank or brokerage firm account
o you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


SELLING SHARES
-------------------------------------------------------------------
                   TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------
[Insert graphic
of hands shaking]
                   Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------
[Insert graphic    Send written instructions and endorsed share
of envelope]       certificates (if you hold share certificates)
                   to Investor Services.  Corporate, partnership
BY MAIL            or trust accounts may need to send additional
                   documents.

                   Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                   A check will be mailed to the name(s) and
                   address on the account, or otherwise according
                   to your written instructions.
-------------------------------------------------------------------
[Insert graphic    As long as your transaction is for $100,000 or
of phone]          less, you do not hold share certificates and
                   you have not changed your address by phone
BY PHONE           within the last 15 days, you can sell your
                   shares by phone.
1-800/632-2301
                   A check will be mailed to the name(s) and
                   address on the account. Written instructions,
                   with a signature guarantee, are required to
                   send the check to another address or to make
                   it payable to another person.
-------------------------------------------------------------------
[Insert graphic    You can call or write to have redemption
of three           proceeds of $1,000 or more wired to a bank or
lightning bolts]   escrow account. See the policies above for
                   selling shares by mail or phone.

                   Before requesting a wire, please make sure we have your bank account information on file. If
BY WIRE we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                   Requests received in proper form by 1:00 p.m.
                   pacific time will be wired the next business
                   day.
-------------------------------------------------------------------

[Insert graphic    Obtain a current prospectus for the fund you
of two arrows      are considering.
pointing in
opposite           Call Shareholder Services at the number below,
directions]        or send signed written instructions. See the
                   policies above for selling shares by mail or
BY EXCHANGE        phone.

                   If you hold share certificates, you will need
                   to return them to the fund before your
                   exchange can be processed.
-------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 777 MARINERS ISLAND BLVD., P.O. BOX
                                    7777,
                           SAN MATEO, CA 94403-7777
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE  The fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. [If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             HOURS (PACIFIC TIME, MONDAY
DEPARTMENT NAME          TELEPHONE NUMBER    THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services
                         1-800/527-2020      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.



FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com




You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-4450                            FTGT PA 3/99






FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
FRANKLIN TEMPLETON HARD CURRENCY FUND

CLASS A

STATEMENT OF
ADDITIONAL INFORMATION

MARCH 1, 1999

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated March 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

The audited financial statements and auditor's report in the trust's Annual Report to Shareholders, for the fiscal year ended October 31, 1999, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o  ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
   THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;
o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


GOALS AND STRATEGIES
------------------------------------------------------------------------------

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

The investment goal of the fund is to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates. The investment goal of the fund is a fundamental policy and may not be changed without shareholder approval.

The fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more of the following major currencies ("Major Currencies"): Australian dollar, Belgian franc, British pound sterling, Canadian dollar, Danish krone, Netherlands guilder, European Currency Unit ("ECU"), French franc, German mark, Greek drachma, Irish punt, Italian lira, Japanese yen, New Zealand dollar, Norwegian krona, Spanish peseta, Swedish krona, Swiss franc and U.S. dollar. Under normal market conditions, at least 65% of the fund's total assets will be invested in instruments denominated in three or more Major Currencies, including the U.S. dollar. Under normal market conditions, the fund does not intend to invest more than 50% of total assets in instruments denominated in one Major Currency (other than the U.S. dollar), more than 5% of total assets in instruments denominated in one currency that is not a Major Currency, or more than 25% of total assets in instruments denominated in currencies that are not Major Currencies. The fund may, for defensive purposes, or temporarily to preserve capital, invest up to 100% of its net assets in U.S. dollar denominated instruments.

This fund uses the most flexible investment strategy and is designed for investors seeking the greatest degree of active management among the Major Currencies. The fund invests in money market instruments denominated in any combination of three or more Major Currencies, including the U.S. dollar, with the goal of maximizing total return. The manager may, therefore, vary its emphasis between currency appreciation and interest income from time to time. The fund's ability to achieve its goal may be limited by its restrictive universe of investments as well as the high quality of the investments.

Each of the fund's policies and restrictions discussed in the Prospectus and in this SAI is considered at the time the fund makes an investment. The fund is generally not required to sell a security because of a change in circumstances.

FRANKLIN TEMPLETON HARD CURRENCY FUND

The investment goal of the fund is to protect against depreciation of the U.S. dollar relative to other currencies. The investment goal of the fund is a fundamental policy and may not be changed without shareholder approval.

The fund seeks to achieve its goal by investing in high-quality money market instruments denominated in foreign Major Currencies which historically have experienced low rates of inflation and which, in the view of the manager, follow economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long-term. These currencies are often referred to as "hard currencies" and the economic policies are often referred to as "sound money" policies. The fund may also invest in forward contracts. A forward contract is a contract calling for the future purchase or sale of a foreign currency in exchange for U.S. dollars.

The fund tries to keep foreign currency (non-U.S. dollar) exposure with respect to 100% of its net assets. The fund may invest in U.S. dollar-denominated money market instruments in combination with forward contracts (calling for the future purchase of foreign currencies in exchange for U.S. dollars) to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.

Under normal market conditions, the fund will not expose its portfolio in excess of 50% of its total assets to a single foreign currency.

The manager actively manages the fund and will allocate its investments based on current social, economic, financial and political developments which, in the manager's opinion, may affect the value of the currencies.

Each of the fund's policies and restrictions discussed in the Prospectus and in this SAI is considered at the time the fund makes an investment. The fund is generally not required to sell a security because of a change in circumstances.

Below is a description of the various types of securities Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund may buy.

MONEY MARKET INSTRUMENTS Money market instruments include short-term U.S. government securities, CDs, time deposits, bankers' acceptances, commercial paper, floating and variable rate notes, repurchase agreements secured by U.S. government securities, and short-term liquid instruments issued by foreign governments and supranational organizations.

The fund seeks to minimize credit risk and interest rate risk to principal by investing only in high-quality money market instruments, maintaining a weighted average portfolio maturity of 120 days or less and buying only money market instruments that have an effective maturity, at the time of purchase, of one year or less. These securities include floating or variable rate obligations that may have actual maturities of over one year but that have interest rates which adjust at periodic intervals. The effective maturity of each floating or variable rate obligation in the fund's portfolio will be based upon these periodic adjustments. Because the fund invests primarily in short-term securities which are excluded from the calculation of portfolio turnover rate, the portfolio turnover rate for the fund is usually minimal.

The issuers of money market instruments in which the fund may invest may include governments of, and financial institutions, corporations or other entities located in or organized under the laws of, any country. The fund may also invest in money market securities issued by supranational organizations such as the World Bank, chartered to finance development projects in member countries; the European Economic Community, a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, an economic union of various European nations' steel and coal industries; and the Asian Development Bank, an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

The fund invests only in instruments which are considered by the manager to be of high quality, comparable to those (1) rated within the two top rating categories by U.S. nationally recognized rating services, such as Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's). The two highest ratings assigned by S&P are triple A or double A (A-1 for commercial paper) and by Moody's triple A or double A (P-1 for commercial paper); or (2) issued by companies having an outstanding unsecured debt issue currently rated within the above rating categories by S&P or Moody's. The fund's investments will be reviewed by the board of trustees at least quarterly.

To hedge (protect) against currency exchange rate fluctuations that might adversely affect the value of a portfolio position, the fund may enter into forward contracts for the future acquisition or delivery of foreign currencies. To hedge against these fluctuations between the date of purchase or sale and the settlement date of a transaction, the fund may enter into these forward contracts without limitation. Also, the fund may, solely for hedging purposes, enter into futures contracts for the purchase or sale of currencies or purchase options on such futures contracts or on currencies.

FLOATING AND VARIABLE RATE NOTES Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. These obligations typically have a stated maturity in excess of one year. The interest rate on these notes is based on an identified interest rate index and is adjusted automatically at specified intervals, generally not less frequently than semiannually.

COMMERCIAL PAPER Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

FINANCIAL SERVICES OBLIGATIONS Under normal market conditions, the fund may invest up to 25% of its net assets in obligations of companies engaged in the financial services industry. These investments include obligations of the character described below:

CERTIFICATES OF DEPOSIT CDs are certificates representing the obligation of a bank or a foreign branch of such bank to repay funds deposited with it for a specified period of time at a stated interest rate.

TIME DEPOSITS Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

BANKERS' ACCEPTANCES Bankers' acceptances are credit instruments bearing interest at a stated interest rate and evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

U.S. BANKS Commercial banks organized under U.S. federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the U.S. Federal Reserve System and to be insured by the U.S. Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the U.S. Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the funds depending upon the principal amount of the CD of each bank held by the fund) and are subject to U.S. federal examination and to a substantial body of U.S. federal law and regulation. As a result of U.S. federal and state laws and regulations, domestic branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

NON-U.S. BANKS AND NON-U.S. BRANCHES OF U.S. BANKS Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. These obligations are subject to different risks than are those of domestic U.S. banks or U.S. branches of non-U.S. banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Non-U.S. branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a non-U.S. branch of a U.S. bank or about a non-U.S. bank than about a U.S. bank.

Obligations of U.S. branches of non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as governmental action in the country in which the non-U.S. bank has its head office. A U.S. branch of a non-U.S. bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the U.S. Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, a branch licensed by the U.S. Comptroller of the Currency or a branch licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets with the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of branches licensed by states may not necessarily be insured by the FDIC.

U.S. GOVERNMENT SECURITIES Securities issued by the U.S. government include a variety of U.S. Treasury securities, which differ in their interest rates, maturities and dates of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Treasury bills with maturities up to one year, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Farmers Home Administration, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Federal Farm Credit Banks, only by the credit of the instrumentality. While the U.S. government provides financial support to these U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

CURRENCY TRANSACTIONS Generally, the currency exchange transactions of the fund are conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market for purchasing or selling currency. However, the fund has authority and intends to enter into forward currency contracts as a hedge against possible variations in the exchange rates between the currencies in which their investments are denominated and other currencies, including the U.S. dollar, or in conjunction with money market instruments for the purpose of obtaining an investment result that is substantially equivalent to a direct investment in a foreign currency denominated instrument. A forward currency contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. When used for hedging, such contracts tend to minimize the risk of loss due to a change in the value of the currency; they also tend to limit any potential currency gain which might result and do not protect against fluctuations in the value of the underlying security or position. Franklin Templeton Global Currency Fund may hedge up to 100% of its portfolio positions and each fund may engage in currency exchange transactions without limitation for hedging purposes in respect of specific transactions, such as the settlement of securities purchased or sold by the fund.

When using forward contracts for hedging purposes, the fund may enter into forward contracts with respect to either specific transactions ("transaction hedging") or portfolio positions ("position hedging"). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the fund generally owing in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio security positions denominated or quoted in such currency. The fund will not speculate in forward contracts; however, the fund will utilize forward contracts in conjunction with money market instruments in a manner which is unrelated to the fund's normal hedging activities as described above (i.e., to obtain an investment result that is substantially equivalent to a direct investment in a foreign currency denominated instrument).

If the fund enters into a position hedging transaction, its custodian bank will place cash or readily marketable liquid securities in a segregated account of the fund in an amount equal to the value of its total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the fund's commitment with respect to such contracts.

The fund may try to hedge up to 100% of its portfolio positions, but will enter into hedging transactions only if considered appropriate by the manager. The fund may not enter into a position hedging forward contract if, as a result, it would have more than 10% of the value of its total assets committed to such contracts. Although not a fundamental policy, the fund does not currently intend to enter into a forward contract with a term of more than one year; or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward contracts in conjunction with money market instruments to) that particular currency.

It may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, the fund may have to limit currency transactions to qualify as a regulated investment company under the Internal Revenue Code.

At or before the maturity of a forward contract, the fund may either sell a portfolio security and make delivery of the currency, or it may retain the security and terminate its contractual obligation to deliver the currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the currency.

If the fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may later enter into a new forward contract to sell the currency. If forward prices decline during the period between the fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Transactions in forward contracts will be limited to the transactions described above. Of course, the fund is not required to enter into forward contracts, and will not do so unless deemed appropriate by the manager. You should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Forward contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the change in the value of such currency.

Because the fund invests primarily in money market instruments denominated in non-U.S. currencies, it may hold foreign currencies pending its investment in the instruments or their conversion into U.S. dollars. Although the fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund will convert its holdings from time to time, however, and you should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference, which is known as the spread, between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell the currency to the dealer.

CURRENCY FUTURES The fund may enter into futures contracts and purchase options on such contracts in order to hedge against changes in currency exchange rates. A futures contract on currency is an agreement to buy or sell a specified amount of currency for a set price on a future date. When the fund enters into a futures contract, it must make an initial deposit, known as "initial margin", as a partial guarantee of its performance under the contract. As the value of the currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The fund sells currency futures contracts in order to offset a possible decline in the value of the currency in which its securities are denominated. The value of a futures contract tends to rise when the value of the currency (and the hedged security) declines and to fall when the value of the currency (and the hedged security) increases. The fund buys currency futures contracts in order to fix a favorable currency exchange rate for securities denominated in the currency that the fund intends to buy.

The fund may also buy put and call options on currency futures contracts for hedging purposes. A put option gives the fund the right to sell a futures contract and a call option gives the fund the right to buy a futures contract. The fund is required to pay a premium for a put or call option on a futures contract, but is not required to take any actions under the contract. If the option cannot be profitably exercised before it expires, the fund's loss will be limited to the amount of the premium and any transaction costs.

The fund may enter into closing purchase or sale transactions in order to terminate a futures contract. The fund may close out an option which it has purchased by selling an offsetting option of the same series. There is no guarantee that closing transactions can be effected. The fund's ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not be available at all times.

CURRENCY OPTIONS The fund may, for hedging purposes, buy put and call options on any currency in which the fund's investments are denominated. The fund is also authorized to enter into closing sale transactions in order to realize gains or minimize losses on currency options purchased by the fund.

The fund would normally buy currency call options to fix a favorable currency exchange rate for securities denominated in that currency which the fund intends to buy. The purchase of a call option entitles the fund, in return for the premium paid, to buy specified currency at a specified price, upon exercise of the option, during the option period. The fund would ordinarily realize a gain if, during the option period, the value of the currency exceeds the sum of the exercise price, the premium paid and transaction cost; otherwise, the fund would realize a loss on the purchase of the call option.

The fund will normally buy currency put options to hedge against a decline in the value of the currency in which its securities are denominated. The purchase of a put option entitles the fund, in exchange for the premium paid, to sell specified currency at a specified price, upon exercise of the option, during the option period. Gains and losses on the purchase of put options would be offset by compensating changes in the value of the underlying currency and the hedged securities. The fund may realize a gain if, during the option period, the value of the underlying currency decreases below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize a loss on the purchase of the put option.

If the fund is unable to effect a closing sale transaction with respect to options it has bought, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying currencies.

Options on currencies are traded on exchanges and in the over-the-counter ("OTC") market and will be bought only when the manager believes a liquid secondary market exists for the options, although there can be no assurances that a liquid secondary market will exist for a particular option at any specific time. In general, over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a member of the NYSE). The fund will purchase over-the-counter options only from dealers and institutions that the manager believes present a minimal credit risk.

FOREIGN SECURITIES Securities issued by the governments of foreign countries may include direct obligations and obligations guaranteed by the governments of the foreign countries. These obligations may have fixed, floating or variable rates of interest.

Foreign securities markets generally are not as developed or efficient as those in the U.S. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the U.S. and, at times, volatility of prices can be greater than in the U.S. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Because foreign securities (e.g., non-U.S. money market instruments) are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Currency exchange costs may be incurred when the fund sells instruments denominated in one currency and purchases instruments denominated in another.

Some of the foreign securities may be subject to transaction taxes charged by foreign governments. This would have the effect of increasing the cost of the investments and reducing the realized gain or increasing the realized loss on the securities at the time of sale. Transaction costs and custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Interest payments from certain foreign securities may be subject to foreign withholding taxes on interest income payable on the securities.

U.S. government policies have, in the past, through taxation and other restrictions, discouraged certain investments abroad by U.S. investors. While no such restrictions are currently in effect, they could be reinstituted. In that event, it may be necessary for the fund to temporarily invest all or substantially all of its assets in U.S. money market instruments, or it may become necessary to liquidate the fund.

NON-DIVERSIFICATION Although the fund is non-diversified under the Investment Company Act of 1940, as a non-fundamental policy, the fund will not invest more than 5% of its total assets in the securities of a single foreign bank. This limitation does not apply to other issuers.

ILLIQUID INVESTMENTS The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. The board of trustees has authorized the fund to invest in restricted securities where the investment is consistent with the fund's investment goal and has authorized these securities to be considered liquid to the extent the fund's manager determines that there is a liquid institutional or other market for these securities, for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed. The board reviews any determination by the manager to treat a restricted security as liquid on a quarterly basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the applicable fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

REPURCHASE AGREEMENTS In a repurchase agreement, a fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The fund's custodian bank holds the securities subject to resale on behalf of the fund. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked to market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The funds, however, intend to enter into repurchase agreements only with banks or broker-dealers that the manager considers creditworthy.

SECURITIES LENDING Each fund may lend to broker-dealers portfolio securities with an aggregate market value up to 30% of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A fund may terminate a loan at any time and obtain the return of the securities. A fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay or even loss of rights in the collateral should the borrower fail.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest each fund's portfolio in a temporary defensive manner. Under such circumstances, each fund may invest up to 100% of its assets in U.S. dollar denominated instruments.

YIELD OF THE MAJOR CURRENCIES

The yield of the Major Currencies is determined quarterly from data published by Datastream, The Wall Street Journal, The Financial Times, Salomon Brothers International Bond and Money Market Performance and other independent bona fide publications that, in the opinion of the manager, routinely publish reliable yield data on instruments denominated in the Major Currencies. Subject to the restrictions described above, the fund's investments may be denominated in any of the Major Currencies. The yield on a Major Currency is defined as the yield for the prior calendar quarter on the highest quality three-month Euro-time deposits denominated in that Major Currency. The manager will obtain yield measures as soon as practicable following the end of each calendar quarter.

The ten highest yielding Major Currencies and their respective average yields for each year from 1989 through 1997 are listed below:

                    1997  1996  1995   1994   1993   1992   1991  1990    1989
                    ----------------------------------------------------------

Sweden* .........  4.42% 6.00%  8.10%  7.64%  8.62% 11.96%     -      -      -
Italy ...........  6.79% 8.69% 10.29%  8.48% 10.22% 13.86% 11.83% 11.98% 12.41%
Spain ...........  5.36% 7.47%  9.37%  8.04% 11.77% 13.21% 12.60%     -      -
Denmark .........  3.68% 3.94%  6.22%  6.21% 10.89% 11.12%  9.78% 10.96%  9.65%
France ..........  3.41% 3.87%  6.60%  5.79%  8.44% 10.22%  9.55% 10.24%  9.33%
United Kingdom ..  6.84% 6.02%  6.69%  5.50%  5.92%  9.60% 11.50% 14.76% 13.88%
Germany .........  3.27% 3.24%     -   5.29%  7.21%  9.42%  9.21%     -      -
Belgium .........  3.47% 3.25%     -   5.65%  8.12%  9.32%  9.32%  9.69%  8.51%
Netherlands .....  3.30% 2.96%     -      -   6.81%  9.31%  9.25%  8.59%  7.29%
Switzerland .....  1.64% 1.99%     -      -   7.82%     -   8.89%     -
Australia* ......  5.40% 7.15%  7.76%     -      -      -   9.84% 13.71% 16.59%
New Zealand* ....  7.67% 9.29%  9.04%  6.41%  6.14%     -   9.49% 13.71% 12.64%
Canada ..........  3.52% 4.41%  7.08%  5.35%     -      -      -  12.54% 11.79%
U.S. ............  5.67% 5.41%  5.99%     -      -      -      -      -   9.21%

*DOMESTIC INTERBANK RATES.
SOURCE: DATASTREAM - 3 MONTH EURO-DEPOSIT RATES

Subject to specific fund restrictions, the fund may invest in money market instruments denominated in any of the Major Currencies. The currencies of various countries may be added to or deleted from the list of Major Currencies when, in the opinion of the manager, world social, economic, financial or political conditions justify it, provided that the list of Major Currencies in the prospectus is revised.

DESCRIPTION OF THE INTERNATIONAL MONEY MARKET

The international money market, including spot and forward currency exchange transactions, is among the largest and most liquid financial markets in the world. Various estimates place the market's average turnover at approximately $1 trillion per day. Originally created to facilitate trade between countries, the international money market has become a major conduit of world capital flows. It is estimated that capital-related transactions now account for over 90% of all volume in the international money market.

International money market instruments, like their U.S. counterparts, are short-term, high-quality debt obligations issued by governments, banks, corporations and supranational organizations. Because of their high quality and short maturities or frequent interest rate adjustments (one-year maximum effective maturity), international money market instruments enable investors to minimize credit risk and interest rate risk to principal and are considered to be among the most conservative of international investments.

International money market returns, when expressed in U.S. dollars, are significantly affected by changes in exchange rates between the U.S. dollar and the currencies in which they are denominated. Interest income represents the other primary component of the total return derived from international money market instruments.

WHY INVESTORS SHOULD CONSIDER INVESTING IN INTERNATIONAL MONEY MARKET
INSTRUMENTS

GLOBAL DIVERSIFICATION. One of the main reasons for adding international securities to a portfolio of U.S. securities is to achieve broader portfolio diversification. Diversification can reduce the overall volatility of portfolio returns to the extent that returns on the international securities are independent of returns on the U.S. portfolio component.

Returns on international money market instruments historically have exhibited a low degree of correlation with returns on U.S. stocks and bonds and may, therefore, offer U.S. dollar-based investors a conservative means for achieving effective global diversification.

PROTECTION OF GLOBAL BUYING POWER. Currency exchange rate fluctuations can have a significant effect on the global buying power of investments denominated in a single currency. For example, depreciation of the U.S. dollar relative to other currencies generally increases the cost to U.S. consumers of most imported goods and many domestically produced goods, and the cost of traveling abroad. In this case, non-U.S. dollar denominated money market instruments may provide a degree of global buying power protection since dollar depreciation will tend to enhance the U.S. dollar return on these instruments.

POTENTIAL FOR HIGHER CURRENT YIELDS AND HIGHER TOTAL RETURNS. You may consider international money market instruments for their potentially higher current yields and/or total returns than those available on similar U.S. dollar-denominated instruments. If you expect general depreciation of the U.S. dollar relative to other currencies you may, for example, invest in non-U.S. dollar denominated instruments so you can participate in currency gains that may result.

If you expect general exchange rate stability, you might invest in higher yielding international money market instruments so you can earn a higher rate of interest than may be available on similar U.S. dollar denominated instruments.

In either case, the realized total return on international money market instruments may be higher or lower than that realized on comparable U.S. dollar denominated instruments.

INVESTMENT RESTRICTIONS Each fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each fund may not:

 1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase municipal bonds or industrial revenue bonds.

 2. Sell securities short or purchase securities on margin, provided that the deposit or payment of initial or variation margin in connection with transactions in options and futures shall not be treated as the purchase of securities on margin hereunder.

 3. Purchase or sell real estate, securities of real estate investment trusts, commodities, or oil and gas interests, except that the fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, securities and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

 4. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 5. Have invested as of the last day of any fiscal quarter (or other measuring period used for purposes of determining compliance with Subchapter M of the Internal Revenue Code) (a) more than 25% of its total assets in the securities of any one issuer, or (b) with respect to 50% of the fund's total assets, more than 5% of its total assets in the obligations of any one issuer, except for cash and cash items and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 6. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

 7. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 331/3% of the value of the fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the fund's total assets, the fund will not make any additional investments.

 8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 331/3% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes provided that the deposit or payment of initial or variation margin in connection with transactions in options and futures shall not be treated as a pledge of assets hereunder.

 9. Underwrite the securities of other issuers.

 10. Make loans to others except through the purchase of debt obligations referred to in the Prospectus and the entry into repurchase agreements and portfolio lending agreements, provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board of trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

 11. Invest in companies for the purpose of exercising control.

 12. Purchase the securities of any issuer having less than three years' continuous operations (or any predecessors) if such purchase would cause the value of the fund's investments in all such issuers to exceed 5% of the value of its total assets.

Securities issued by a foreign government, its agencies and instrumentalities, as well as supra-national organizations are considered as one industry for concentration purposes.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

RISKS
------------------------------------------------------------------------------

CURRENCY RISK Exchange rates fluctuate for a number of reasons. Depending on the currency in question and the point in time, some factors may outweigh others in determining the course of exchange rate movements.

1. INFLATION. The most fundamental reason exchange rates change is to reflect changes in currencies' purchasing power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions and a host of other factors.

2. TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Often, inflation is the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

3. INTEREST RATES. High interest rates tend to boost currency values in the short run by making such currencies more attractive to investors. Since high interest rates are often the result of high inflation, however, long-term results may be the opposite.

4. BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can "flood" the currency markets with the currency of the debtor nation.

Also, budget deficits can indirectly contribute to currency depreciation if a government chooses to cope with its deficits and debt by means of inflation.

5. POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. If the country appears a less desirable place in which to invest and do business, demand for the currency is likely to fall.

6. GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The price of the shares of the fund, expressed in U.S. dollar terms, will fluctuate and, unlike a money market fund, the fund does not seek to maintain a stable net asset value. In addition, the total return on the fund may be higher or lower than the total return on a U.S. dollar money market fund. You, therefore, should not consider the fund to be a substitute for a U.S. dollar money market fund.

The value of the investments held by the fund is calculated in U.S. dollars on each day that the NYSE is open for business. As a result, to the extent that the fund's assets are invested in instruments denominated in currencies other than the U.S. dollar and the currencies appreciate relative to the U.S. dollar, the fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur, except to the extent that losses are offset by net investment income generated by the money market instruments in which the fund invests.

The currency-related gains and losses experienced by the fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Your gains or losses on shares of the fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the fund's assets also will be affected by changes in the value of the securities that are unrelated to changes in currency exchange rates.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

FOREIGN SECURITIES RISK The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the funds. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

A fund's investments in foreign securities may increase the risks with respect to the liquidity of the fund's portfolio. This could inhibit the fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, some countries in which the funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

CURRENCY FUTURES AND OPTIONS RISK Although currency futures and options transactions are intended to enable the fund to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if they had not entered into these transactions. Even if the manager correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of the fund's futures position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between the fund's futures and currency positions may be caused by differences between the futures and currency markets.

The manager will attempt to minimize these risks through careful selection and monitoring of the fund's futures and options positions. The ability to predict the direction of currency exchange rates involves skills different from those used in selecting securities.

The fund will not use futures transactions for speculation. The fund may not purchase or sell futures contracts or options on futures, except for closing purchase or sale transactions, if immediately thereafter the sum of margin deposits on the fund's outstanding futures positions and premiums paid for outstanding options on futures would exceed 5% of the market value of the fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts obligating the fund to purchase securities, require the fund to segregate assets to cover such contracts.

These transactions also involve risks to the fund of the possible loss of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in a futures or options contract. The fund's ability to enter into certain futures, forward contracts and options is also limited by the requirements of the Internal Revenue Code for qualification of the fund as a regulated investment company. These securities may also require the application of complex and special tax rules and elections which may affect the amount, timing and character of distributions to shareholders.

The purchase of currency options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The fund pays brokerage commissions or spreads in connection with its options and any related currency transactions.

Transactions in options and futures are generally considered "derivative securities."

INTEREST RATE RISK Interest rates paid on instruments denominated in foreign currencies may be higher or lower than those paid on similar U.S. dollar instruments. As a result, the fund may have a higher or lower yield than a portfolio which invests strictly in U.S. dollar-denominated instruments.

NON-DIVERSIFICATION RISK As a non-diversified fund, there is no restriction under the Investment Company Act of 1940 (1940 Act) on the percentage of assets that may be invested at any time in the securities of any one issuer. The fund, however, intends to comply with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. As of the last day of each fiscal quarter, the fund intends that its investments in securities of any one issuer (other than the U.S. government) will be limited to 25% of its total assets, and that, with respect to at least 50% of its total assets, the fund may not have invested more than 5% of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. To the extent the fund is not fully diversified under the 1940 Act, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it was more broadly diversified.

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the Hard Currency Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.


                            POSITION(S)
                            HELD WITH       PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS       THE TRUST       DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

David K. Eiteman (69)
15340 Albright Street #301
Pacific Palasades, CA 90272

Trustee

Professor of Finance in the John E. Anderson Graduate School of Management, University of California, Los Angeles (1959-1991) and Professor Emeritus (1991-present).

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Donald P. Gould (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Trustee

Managing Director, Templeton Worldwide, Inc.; Portfolio Manager, Franklin Advisers, Inc.; and officer and/or trustee of two of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, officer and trustee of Huntington Funds, President and Director of Huntington Advisers, Inc. (a mutual fund investment adviser), and President of Huntington Investments, Inc. (a mutual fund underwriter).

Gerald R. Healy (57)
23100 Avenue San Luis, Apt. 277
Woodland Hills , CA 91364

Trustee

Private consultant; Executive Vice President, Capital Health Services Corp.; and FORMERLY, Director, Corporate Management Resources of Alliance Imaging, Inc.

*Charles B. Johnson (66)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

David P. Kraus (41)
Bet Tzedek Legal Services
145 South Fairfax Ave., Suite 200
Los Angeles, CA 90036-2172

Trustee

Attorney with various private law firms in Los Angeles (1981-present); and Attorney with Bet Tzedek Legal Services (1995-present).

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); Director, Quarterdeck Corporation (software firm) and Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., Martek Biosciences Corporation, MCI WorldCom, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (54)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President and Director, Franklin Resources, Inc., Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

Vice President

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (60)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $800 per month plus $800 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                             NUMBER OF BOARDS IN
                                        TOTAL FEES RECEIVED      THE FRANKLIN
                          TOTAL FEES     FROM THE FRANKLIN    TEMPLETON GROUP OF
                           RECEIVED      TEMPLETON GROUP OF  FUNDS ON WHICH EACH
         NAME          FROM THE TRUST 1        FUNDS 2             SERVES 3
--------------------------------------------------------------------------------
Frank H. Abbott, III        $3,758                                    27
Harris J. Ashton            $3,586                                    49
David K. Eiteman            $3,200                                   N/A
S. Joseph Fortunato         $3,478                                    51
Gerald R. Healy             $3,200                                   N/A
David P. Kraus              $4,000                                   N/A
Frank W.T. LaHaye           $4,325                                    27
Gordon S. Macklin           $3,586                                    49

1. For the fiscal year ended October 1, 1998.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

The fund's sub-advisor is Templeton Investment Counsel, Inc. The sub-advisor has an agreement with the manager and provides the manager with investment management advice and assistance. The sub-advisor also provides a continuous investment program for the fund, including allocation of the fund's assets among the various securities markets of the world and, investment research and advice with respect to securities and investments and cash equivalents in the fund. The sub-advisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of 0.65% of the value of the average daily net assets of the fund.

The fee is computed at the close of business on the first business day of each month according to the terms of the management agreement. Each class of the Hard Currency Fund pays its proportionate share of the fee.

For the last three fiscal years ended October 31, the fund paid the following management fees:

                     Management Fees Paid ($)
--------------------------------------------------------------------------------
                               1998                    1997             1996
Global Currency               144,643                296,670          351,768
Fund
Hard Currency Fund            295,052                682,152          811,115

The manager pays the sub-advisor a fee equal to an annual rate of 0.25%. The manager pays this fee from the management fees it receives from the fund. For the last three fiscal years ended October 31, the manager paid the following sub-advisory fees:

                    Sub-Advisory Fees Paid ($)
--------------------------------------------------------------------------------
                               1998                    1997             1996
Global Currency               184,407                112,800          146,285
Fund
Hard Currency Fund            90,402                 262,370          339,115

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

 o  0.15% of the fund's average daily net assets up to $200 million;
 o  0.135% of average daily net assets over $200 million up to $700 million;
 o  0.10% of average daily net assets over $700 million up to $1.2 billion;
    and
 o  0.075% of average daily net assets over $1.2 billion.

During the last two fiscal years ended October 31, the manager paid FT Services the following administration fees:

                   Administration Fees Paid ($)
------------------------------------------------------------------
                               1998                    1997
Global Currency               54,262                  74,831
Fund
Hard Currency Fund            110,658                172,706

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

AUDITOR PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Ft. Lauderdale, Florida 33301, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

During the fiscal years ended October 31, 1998, 1997 and 1996, the fund did not pay any brokerage commissions.

As of October 31, 1998, the fund did not own securities of its regular broker-dealers.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The funds receive income generally in the form of interest and other income on their investments. This income, less expenses incurred in the operation of a fund, constitutes a fund's net investment income from which dividends may be paid to you. Any distributions by a fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a fund. Any net capital gains realized by a fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a fund's ordinary income distributions to you, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

A fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from a fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. A fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute to you. The board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. If you redeem some or all of your shares in a fund, and then reinvest the sales proceeds in such fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a fund. In so doing, all or a portion of the sales charge that you paid for your original shares in a fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because each fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES The funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

The funds are series' of Franklin Templeton Global Trust, an open-end management investment company, commonly called a mutual fund. The trust was organized as a as a Massachusetts business trust in November 1985 and reorganized as a Delaware business trust on July 25, 1996, and is registered with the SEC.

The Global Currency Fund currently offers one class of shares, Class A and the Hard Currency Fund offers two classes of shares, Class A and Advisor Class. Before January 1, 1999, Class A shares were designated Class I. The fund may offer additional classes of shares in the future. The full title of each class is:

Franklin Templeton Global Currency Fund -  Class A
Franklin Templeton Hard Currency Fund -  Class A
Franklin Templeton Hard Currency Fund - Advisor Class

Shares of each class of the Hard Currency Fund represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of December 7, 1998, the principal shareholders of the fund, beneficial or of record, were:

Name and Address                 Share Class   Percentage (%)
---------------------------------------------------------------
HARD CURRENCY FUND - ADVISOR
CLASS
Dreyfus Investment Services       3,285.083        7.72%
Corporation
2 Mellon Bank Center
Room 177
Pittsburgh, PA 15259
FT Fund Allocator Moderate        33,882.187       79.61%
Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of December 7, 1998, the officers and board members, as a group, owned of record and beneficially 3.31% of the Hard Currency Fund - Advisor Class and less than 1% of the outstanding shares of the other fund and class. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES The maximum initial sales charge is 2.25% for Class A.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases. The Franklin Templeton Funds include the U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

 o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

 o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

 o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

 o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with the fund before a change in the fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Franklin Templeton Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the fund's Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge
(CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the fund's Class A shares. This waiver category also applies to Class [B and] C shares.

o Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

o Distributions from an existing retirement plan invested in the Franklin Templeton Funds

WAIVERS FOR CERTAIN INVESTORS. Class A shares may also be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by the Franklin Templeton Group

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

o  Group annuity separate accounts offered to retirement plans

o Chilean retirement plans that meet the requirements described under "Retirement plans" below

RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.

For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

Size of Purchase - U.S. Dollars               Sales Charge (%)
---------------------------------------------------------------------
Under $30,000                                 3.0
$30,000 but less than $100,000                2.0
$100,000 but less than $400,000               1.0
$400,000 or more                              0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the fund's prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge may also be subject to a CDSC if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

CDSC WAIVERS.  The CDSC for any share class will generally be waived for:

o  Account fees

o Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the fund's shares and the net underwriting discounts and commissions Distributors retained after allowances to dealers for the last three fiscal years ended October 31. Distributors did not receive compensation in connection with redemptions or repurchases of shares for the respective years:



                             Total Commissions   Amount Retained
                                Received ($)     by Distributors
                                                       ($)
  -----------------------------------------------------------------
  1998
  Global Currency Fund             16,137             2,242
  Hard Currency Fund              110,110             12,854
  1997
  Global Currency Fund             39,015             4,434
  Hard Currency Fund              337,549             36,786
  1996
  Global Currency Fund             63,202             7,349
  Hard Currency Fund              858,684             96,666

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each class has a separate distribution or "Rule 12b-1" plan. Under each plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A PLAN. Payments by the fund under the Class A plan may not exceed 0.45% per year of Class A's average daily net assets, payable quarterly. Of this amount, the fund may reimburse up to 0.45% to Distributors or others, out of which 0.20% will generally be retained by Distributors for distribution expenses.

The Class A plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought.
In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

For the fiscal year ended October 31, 1998, Distributors eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans and the amounts the fund paid Distributors under the plans were:

                          Distributors'          Amount Paid
                             Eligible          by the Fund ($)
                           Expenses ($)
--------------------------------------------------------------------
Global Currency Fund         166,241               95,416
Hard Currency Fund           366,517               247,406

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund. The average annual total returns for the indicated periods ended October 31, 1998, were:

                            1 Year     5 Years       10 Years
-------------------------------------------------------------------------
Global Currency Fund        1.37%      2.93%         5.39%
                                                     Since Inception
                                                     (11/17/89)
Hard Currency Fund          1.95%      1.90%         5.65%

These figures were calculated according to the SEC formula:
      n
P(1+T)  = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000
            payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 1998, were:

                            1 Year     5 Years       10 Years
-------------------------------------------------------------------------
Global Currency Fund        1.37%      15.54%        66.39%
                                                     Since Inception
                                                     (11/17/89)
Hard Currency Fund          1.95%      10.02%        63.86%

CURRENT YIELD Current yield shows the income per share earned by the fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended October 31, 1998, were:

Global Currency Fund  3.42%
----------------------------------
Hard Currency Fund    2.25%

These figures were obtained using the following SEC formula:
                     6
Yield = 2 [(A-B + 1)  - 1]
            --
            cd

where:

a =   dividends and interest earned during the period
b =   expenses accrued for the period (net of reimbursements)
c =   the average daily number of shares outstanding during the   period that
      were entitled to receive dividends
d =   the maximum offering price per share on the last day of the period

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rates for the 30-day period ended October 31, 1998, were:

Global Currency Fund  3.79%
-------------------------------
Hard Currency Fund    2.60%

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS The fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.






FRANKLIN TEMPLETON HARD CURRENCY FUND

FRANKLIN TEMPLETON GLOBAL TRUST

ADVISOR CLASS

STATEMENT OF
ADDITIONAL INFORMATION

MARCH 1, 1999

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777 1-800/DIAL BEN(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated March 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

The audited financial statements and auditor's report in the trust's Annual Report to Shareholders, for the fiscal year ended October 1, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

 o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
   THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
 o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;
 o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


GOALS AND STRATEGIES
------------------------------------------------------------------------------

The investment goal of the fund is to protect against depreciation of the U.S. dollar relative to other currencies. The investment goal of the fund is a fundamental policy and may not be changed without shareholder approval.

The fund seeks to achieve its goal by investing in high-quality money market instruments denominated in the following major currencies ("Major Currencies"): Australian dollar, Belgian franc, British pound sterling, Canadian dollar, Danish krone, Netherlands guilder, European Currency Unit ("ECU"), French franc, German mark, Greek drachma, Irish punt, Italian lira, Japanese yen, New Zealand dollar, Norwegian krona, Spanish peseta, Swedish krona, Swiss franc and U.S. dollar. The fund seeks to invest in Major Currencies which historically have experienced low rates of inflation and which, in the view of the manager, follow economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long-term. These currencies are often referred to as "hard currencies" and the economic policies are often referred to as "sound money" policies. The fund may also invest in forward contracts. A forward contract is a contract calling for the future purchase or sale of a foreign currency in exchange for U.S. dollars.

The fund tries to keep foreign currency (non-U.S. dollar) exposure with respect to 100% of its net assets. The fund may invest in U.S. dollar-denominated money market instruments in combination with forward contracts (calling for the future purchase of foreign currencies in exchange for U.S. dollars) to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.

Under normal market conditions, the fund will not expose its portfolio in excess of 50% of its total assets to a single foreign currency.

The manager actively manages the fund and will allocate its investments based on current social, economic, financial and political developments which, in the manager's opinion, may affect the value of the currencies.

Each of the fund's policies and restrictions discussed in the Prospectus and in this SAI is considered at the time the fund makes an investment. The fund is generally not required to sell a security because of a change in circumstances.

Below is a description of the various types of securities the fund may buy.

MONEY MARKET INSTRUMENTS Money market instruments include short-term U.S. government securities, CDs, time deposits, bankers' acceptances, commercial paper, floating and variable rate notes, repurchase agreements secured by U.S. government securities, and short-term liquid instruments issued by foreign governments and supranational organizations.

The fund seeks to minimize credit risk and interest rate risk to principal by investing only in high-quality money market instruments, maintaining a weighted average portfolio maturity of 120 days or less and buying only money market instruments that have an effective maturity, at the time of purchase, of one year or less. These securities include floating or variable rate obligations that may have actual maturities of over one year but that have interest rates which adjust at periodic intervals. The effective maturity of each floating or variable rate obligation in the fund's portfolio will be based upon these periodic adjustments. Because the fund invests primarily in short-term securities which are excluded from the calculation of portfolio turnover rate, the portfolio turnover rate for the fund is usually minimal.

The issuers of money market instruments in which the fund may invest may include governments of, and financial institutions, corporations or other entities located in or organized under the laws of, any country. The fund may also invest in money market securities issued by supranational organizations such as the World Bank, chartered to finance development projects in member countries; the European Economic Community, a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, an economic union of various European nations' steel and coal industries; and the Asian Development Bank, an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

The fund invests only in instruments which are considered by the manager to be of high quality, comparable to those (1) rated within the two top rating categories by U.S. nationally recognized rating services, such as Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's). The two highest ratings assigned by S&P are triple A or double A (A-1 for commercial paper) and by Moody's triple A or double A (P-1 for commercial paper); or (2) issued by companies having an outstanding unsecured debt issue currently rated within the above rating categories by S&P or Moody's. The fund's investments will be reviewed by the board of trustees at least quarterly.

To hedge (protect) against currency exchange rate fluctuations that might adversely affect the value of a portfolio position, the fund may enter into forward contracts for the future acquisition or delivery of foreign currencies. To hedge against these fluctuations between the date of purchase or sale and the settlement date of a transaction, the fund may enter into these forward contracts without limitation. Also, the fund may, solely for hedging purposes, enter into futures contracts for the purchase or sale of currencies or purchase options on such futures contracts or on currencies.

FLOATING AND VARIABLE RATE NOTES Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. These obligations typically have a stated maturity in excess of one year. The interest rate on these notes is based on an identified interest rate index and is adjusted automatically at specified intervals, generally not less frequently than semiannually.

COMMERCIAL PAPER Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

FINANCIAL SERVICES OBLIGATIONS Under normal market conditions, the fund may invest up to 25% of its net assets in obligations of companies engaged in the financial services industry. These investments include obligations of the character described below:

CERTIFICATES OF DEPOSIT CDs are certificates representing the obligation of a bank or a foreign branch of such bank to repay funds deposited with it for a specified period of time at a stated interest rate.

TIME DEPOSITS Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

BANKERS' ACCEPTANCES Bankers' acceptances are credit instruments bearing interest at a stated interest rate and evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

U.S. BANKS Commercial banks organized under U.S. federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the U.S. Federal Reserve System and to be insured by the U.S. Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the U.S. Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund depending upon the principal amount of the CD of each bank held by the fund) and are subject to U.S. federal examination and to a substantial body of U.S. federal law and regulation. As a result of U.S. federal and state laws and regulations, domestic branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

NON-U.S. BANKS AND NON-U.S. BRANCHES OF U.S. BANKS Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. These obligations are subject to different risks than are those of domestic U.S. banks or U.S. branches of non-U.S. banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Non-U.S. branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a non-U.S. branch of a U.S. bank or about a non-U.S. bank than about a U.S. bank.

Obligations of U.S. branches of non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by U.S. federal and state regulation as well as governmental action in the country in which the non-U.S. bank has its head office. A U.S. branch of a non-U.S. bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the U.S. Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, a branch licensed by the U.S. Comptroller of the Currency or a branch licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets with the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of branches licensed by states may not necessarily be insured by the FDIC.

U.S. GOVERNMENT SECURITIES Securities issued by the U.S. government include a variety of U.S. Treasury securities, which differ in their interest rates, maturities and dates of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Treasury bills with maturities up to one year, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Farmers Home Administration, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Federal Farm Credit Banks, only by the credit of the instrumentality. While the U.S. government provides financial support to these U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

CURRENCY TRANSACTIONS Generally, the currency exchange transactions of the fund are conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market for purchasing or selling currency. However, the fund has authority and intends to enter into forward currency contracts as a hedge against possible variations in the exchange rates between the currencies in which their investments are denominated and other currencies, including the U.S. dollar, or in conjunction with money market instruments for the purpose of obtaining an investment result that is substantially equivalent to a direct investment in a foreign currency denominated instrument. A forward currency contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. When used for hedging, such contracts tend to minimize the risk of loss due to a change in the value of the currency; they also tend to limit any potential currency gain which might result and do not protect against fluctuations in the value of the underlying security or position. The fund may engage in currency exchange transactions without limitation for hedging purposes in respect of specific transactions, such as the settlement of securities purchased or sold by the fund.

When using forward contracts for hedging purposes, the fund may enter into forward contracts with respect to either specific transactions ("transaction hedging") or portfolio positions ("position hedging"). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the fund generally owing in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio security positions denominated or quoted in such currency. The fund will not speculate in forward contracts; however, the fund will utilize forward contracts in conjunction with money market instruments in a manner which is unrelated to the fund's normal hedging activities as described above (i.e., to obtain an investment result that is substantially equivalent to a direct investment in a foreign currency denominated instrument).

If the fund enters into a position hedging transaction, its custodian bank will place cash or readily marketable liquid securities in a segregated account of the fund in an amount equal to the value of its total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the fund's commitment with respect to such contracts.

The fund may try to hedge up to 100% of its portfolio positions, but will enter into hedging transactions only if considered appropriate by the manager. The fund may not enter into a position hedging forward contract if, as a result, it would have more than 10% of the value of its total assets committed to such contracts. Although not a fundamental policy, the fund does not currently intend to enter into a forward contract with a term of more than one year; or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward contracts in conjunction with money market instruments to) that particular currency.

It may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. It is possible that, under certain circumstances, the fund may have to limit currency transactions to qualify as a regulated investment company under the Internal Revenue Code.

At or before the maturity of a forward contract, the fund may either sell a portfolio security and make delivery of the currency, or it may retain the security and terminate its contractual obligation to deliver the currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the currency.

If the fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may later enter into a new forward contract to sell the currency. If forward prices decline during the period between the fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Transactions in forward contracts will be limited to the transactions described above. Of course, the fund is not required to enter into forward contracts, and will not do so unless deemed appropriate by the manager. You should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Forward contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the change in the value of such currency.

Because the fund invests primarily in money market instruments denominated in non-U.S. currencies, it may hold foreign currencies pending its investment in the instruments or their conversion into U.S. dollars. Although the fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund will convert its holdings from time to time, however, and you should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference, which is known as the spread, between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell the currency to the dealer.

CURRENCY FUTURES The fund may enter into futures contracts and purchase options on such contracts in order to hedge against changes in currency exchange rates. A futures contract on currency is an agreement to buy or sell a specified amount of currency for a set price on a future date. When the fund enters into a futures contract, it must make an initial deposit, known as "initial margin", as a partial guarantee of its performance under the contract. As the value of the currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

The fund sells currency futures contracts in order to offset a possible decline in the value of the currency in which its securities are denominated. The value of a futures contract tends to rise when the value of the currency (and the hedged security) declines and to fall when the value of the currency (and the hedged security) increases. The fund buys currency futures contracts in order to fix a favorable currency exchange rate for securities denominated in the currency that the fund intends to buy.

The fund may also buy put and call options on currency futures contracts for hedging purposes. A put option gives the fund the right to sell a futures contract and a call option gives the fund the right to buy a futures contract. The fund is required to pay a premium for a put or call option on a futures contract, but is not required to take any actions under the contract. If the option cannot be profitably exercised before it expires, the fund's loss will be limited to the amount of the premium and any transaction costs.

The fund may enter into closing purchase or sale transactions in order to terminate a futures contract. The fund may close out an option which it has purchased by selling an offsetting option of the same series. There is no guarantee that closing transactions can be effected. The fund's ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not be available at all times.

CURRENCY OPTIONS The fund may, for hedging purposes, buy put and call options on any currency in which the fund's investments are denominated. The fund is also authorized to enter into closing sale transactions in order to realize gains or minimize losses on currency options purchased by the fund.

The fund would normally buy currency call options to fix a favorable currency exchange rate for securities denominated in that currency which the fund intends to buy. The purchase of a call option entitles the fund, in return for the premium paid, to buy specified currency at a specified price, upon exercise of the option, during the option period. The fund would ordinarily realize a gain if, during the option period, the value of the currency exceeds the sum of the exercise price, the premium paid and transaction cost; otherwise, the fund would realize a loss on the purchase of the call option.

The fund will normally buy currency put options to hedge against a decline in the value of the currency in which its securities are denominated. The purchase of a put option entitles the fund, in exchange for the premium paid, to sell specified currency at a specified price, upon exercise of the option, during the option period. Gains and losses on the purchase of put options would be offset by compensating changes in the value of the underlying currency and the hedged securities. The fund may realize a gain if, during the option period, the value of the underlying currency decreases below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize a loss on the purchase of the put option.

If the fund is unable to effect a closing sale transaction with respect to options it has bought, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying currencies.

Options on currencies are traded on exchanges and in the over-the-counter ("OTC") market and will be bought only when the manager believes a liquid secondary market exists for the options, although there can be no assurances that a liquid secondary market will exist for a particular option at any specific time. In general, over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a member of the NYSE). The fund will purchase over-the-counter options only from dealers and institutions that the manager believes present a minimal credit risk.

FOREIGN SECURITIES Securities issued by the governments of foreign countries may include direct obligations and obligations guaranteed by the governments of the foreign countries. These obligations may have fixed, floating or variable rates of interest.

Foreign securities markets generally are not as developed or efficient as those in the U.S. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the U.S. and, at times, volatility of prices can be greater than in the U.S. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Because foreign securities (e.g., non-U.S. money market instruments) are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Currency exchange costs may be incurred when the fund sells instruments denominated in one currency and purchases instruments denominated in another.

Some of the foreign securities may be subject to transaction taxes charged by foreign governments. This would have the effect of increasing the cost of the investments and reducing the realized gain or increasing the realized loss on the securities at the time of sale. Transaction costs and custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Interest payments from certain foreign securities may be subject to foreign withholding taxes on interest income payable on the securities.

U.S. government policies have, in the past, through taxation and other restrictions, discouraged certain investments abroad by U.S. investors. While no such restrictions are currently in effect, they could be reinstituted. In that event, it may be necessary for the fund to temporarily invest all or substantially all of its assets in U.S. money market instruments, or it may become necessary to liquidate the fund.

NON-DIVERSIFICATION Although the fund is non-diversified under the Investment Company Act of 1940, as a non-fundamental policy, the fund will not invest more than 5% of its total assets in the securities of a single foreign bank. This limitation does not apply to other issuers.

ILLIQUID INVESTMENTS The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. The board of trustees has authorized the fund to invest in restricted securities where the investment is consistent with the fund's investment goal and has authorized these securities to be considered liquid to the extent the fund's manager determines that there is a liquid institutional or other market for these securities, for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed. The board reviews any determination by the manager to treat a restricted security as liquid on a quarterly basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the board will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the applicable fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

REPURCHASE AGREEMENTS In a repurchase agreement, the fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The fund's custodian bank holds the securities subject to resale on behalf of the fund. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked to market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The fund, however, intend to enter into repurchase agreements only with banks or broker-dealers that the manager considers creditworthy.

SECURITIES LENDING The fund may lend to broker-dealers portfolio securities with an aggregate market value up to 30% of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund may terminate a loan at any time and obtain the return of the securities. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay or even loss of rights in the collateral should the borrower fail.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in U.S. dollar denominated instruments.

YIELD OF THE MAJOR CURRENCIES

The yield of the Major Currencies is determined quarterly from data published by Datastream, The Wall Street Journal, The Financial Times, Salomon Brothers International Bond and Money Market Performance and other independent bona fide publications that, in the opinion of the manager, routinely publish reliable yield data on instruments denominated in the Major Currencies. Subject to the restrictions described above, the fund's investments may be denominated in any of the Major Currencies. The yield on a Major Currency is defined as the yield for the prior calendar quarter on the highest quality three-month Euro-time deposits denominated in that Major Currency. The manager will obtain yield measures as soon as practicable following the end of each calendar quarter.

The ten highest yielding Major Currencies and their respective average yields for each year from 1989 through 1997 are listed below:

                    1997  1996   1995  1994   1993   1992   1991   1990   1989
                   ------------------------------------------------------------

Sweden* .........  4.42% 6.00%  8.10%  7.64%  8.62% 11.96%     -      -      -
Italy ...........  6.79% 8.69% 10.29%  8.48% 10.22% 13.86% 11.83% 11.98% 12.41%
Spain ...........  5.36% 7.47%  9.37%  8.04% 11.77% 13.21% 12.60%     -      -
Denmark .........  3.68% 3.94%  6.22%  6.21% 10.89% 11.12%  9.78% 10.96%  9.65%
France ..........  3.41% 3.87%  6.60%  5.79%  8.44% 10.22%  9.55% 10.24%  9.33%
United Kingdom ..  6.84% 6.02%  6.69%  5.50%  5.92%  9.60% 11.50% 14.76% 13.88%
Germany .........  3.27% 3.24%     -   5.29%  7.21%  9.42%  9.21%     -      -
Belgium .........  3.47% 3.25%     -   5.65%  8.12%  9.32%  9.32%  9.69%  8.51%
Netherlands .....  3.30% 2.96%     -      -   6.81%  9.31%  9.25%  8.59%  7.29%
Switzerland .....  1.64% 1.99%     -      -   7.82%     -   8.89%     -
Australia* ......  5.40% 7.15%  7.76%     -      -      -   9.84% 13.71% 16.59%
New Zealand* ....  7.67% 9.29%  9.04%  6.41%  6.14%     -   9.49% 13.71% 12.64%
Canada ..........  3.52% 4.41%  7.08%  5.35%     -      -      -  12.54% 11.79%
U.S. ............  5.67% 5.41%  5.99%     -      -      -      -      -   9.21%

*DOMESTIC INTERBANK RATES.
SOURCE: DATASTREAM - 3 MONTH EURO-DEPOSIT RATES

Subject to specific fund restrictions, the fund may invest in money market instruments denominated in any of the Major Currencies. The currencies of various countries may be added to or deleted from the list of Major Currencies when, in the opinion of the manager, world social, economic, financial or political conditions justify it, provided that the list of Major Currencies in the prospectus is revised.

DESCRIPTION OF THE INTERNATIONAL MONEY MARKET

The international money market, including spot and forward currency exchange transactions, is among the largest and most liquid financial markets in the world. Various estimates place the market's average turnover at approximately $1 trillion per day. Originally created to facilitate trade between countries, the international money market has become a major conduit of world capital flows. It is estimated that capital-related transactions now account for over 90% of all volume in the international money market.

International money market instruments, like their U.S. counterparts, are short-term, high-quality debt obligations issued by governments, banks, corporations and supranational organizations. Because of their high quality and short maturities or frequent interest rate adjustments (one-year maximum effective maturity), international money market instruments enable investors to minimize credit risk and interest rate risk to principal and are considered to be among the most conservative of international investments.

International money market returns, when expressed in U.S. dollars, are significantly affected by changes in exchange rates between the U.S. dollar and the currencies in which they are denominated. Interest income represents the other primary component of the total return derived from international money market instruments.

WHY INVESTORS SHOULD CONSIDER INVESTING IN INTERNATIONAL MONEY MARKET
INSTRUMENTS

GLOBAL DIVERSIFICATION. One of the main reasons for adding international securities to a portfolio of U.S. securities is to achieve broader portfolio diversification. Diversification can reduce the overall volatility of portfolio returns to the extent that returns on the international securities are independent of returns on the U.S. portfolio component.

Returns on international money market instruments historically have exhibited a low degree of correlation with returns on U.S. stocks and bonds and may, therefore, offer U.S. dollar-based investors a conservative means for achieving effective global diversification.

PROTECTION OF GLOBAL BUYING POWER. Currency exchange rate fluctuations can have a significant effect on the global buying power of investments denominated in a single currency. For example, depreciation of the U.S. dollar relative to other currencies generally increases the cost to U.S. consumers of most imported goods and many domestically produced goods, and the cost of traveling abroad. In this case, non-U.S. dollar denominated money market instruments may provide a degree of global buying power protection since dollar depreciation will tend to enhance the U.S. dollar return on these instruments.

POTENTIAL FOR HIGHER CURRENT YIELDS AND HIGHER TOTAL RETURNS. You may consider international money market instruments for their potentially higher current yields and/or total returns than those available on similar U.S. dollar-denominated instruments. If you expect general depreciation of the U.S. dollar relative to other currencies you may, for example, invest in non-U.S. dollar denominated instruments so you can participate in currency gains that may result.

If you expect general exchange rate stability, you might invest in higher yielding international money market instruments so you can earn a higher rate of interest than may be available on similar U.S. dollar denominated instruments.

In either case, the realized total return on international money market instruments may be higher or lower than that realized on comparable U.S. dollar denominated instruments.

INVESTMENT RESTRICTIONS The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

 1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase municipal bonds or industrial revenue bonds.

 2. Sell securities short or purchase securities on margin, provided that the deposit or payment of initial or variation margin in connection with transactions in options and futures shall not be treated as the purchase of securities on margin hereunder.

 3. Purchase or sell real estate, securities of real estate investment trusts, commodities, or oil and gas interests, except that the fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, securities and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

 4. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 5. Have invested as of the last day of any fiscal quarter (or other measuring period used for purposes of determining compliance with Subchapter M of the Internal Revenue Code) (a) more than 25% of its total assets in the securities of any one issuer, or (b) with respect to 50% of the fund's total assets, more than 5% of its total assets in the obligations of any one issuer, except for cash and cash items and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 6. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

 7. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 331/3% of the value of the fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the fund's total assets, the fund will not make any additional investments.

 8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 331/3% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes provided that the deposit or payment of initial or variation margin in connection with transactions in options and futures shall not be treated as a pledge of assets hereunder.

 9. Underwrite the securities of other issuers.

 10. Make loans to others except through the purchase of debt obligations referred to in the Prospectus and the entry into repurchase agreements and portfolio lending agreements, provided that the value of securities subject to such lending agreements may not exceed 30% of the value of the fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the board of trustees, including maintenance of collateral of the borrower equal at all times to at least the current market value of the securities loaned.

 11. Invest in companies for the purpose of exercising control.

 12. Purchase the securities of any issuer having less than three years' continuous operations (or any predecessors) if such purchase would cause the value of the fund's investments in all such issuers to exceed 5% of the value of its total assets.

Securities issued by a foreign government, its agencies and instrumentalities, as well as supra-national organizations are considered as one industry for concentration purposes.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

RISKS
------------------------------------------------------------------------------

CURRENCY RISK Exchange rates fluctuate for a number of reasons. Depending on the currency in question and the point in time, some factors may outweigh others in determining the course of exchange rate movements.

1. INFLATION. The most fundamental reason exchange rates change is to reflect changes in currencies' purchasing power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions and a host of other factors.

2. TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Often, inflation is the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

3. INTEREST RATES. High interest rates tend to boost currency values in the short run by making such currencies more attractive to investors. Since high interest rates are often the result of high inflation, however, long-term results may be the opposite.

4. BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can "flood" the currency markets with the currency of the debtor nation.

Also, budget deficits can indirectly contribute to currency depreciation if a government chooses to cope with its deficits and debt by means of inflation.

5. POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. If the country appears a less desirable place in which to invest and do business, demand for the currency is likely to fall.

6. GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The price of the shares of the fund, expressed in U.S. dollar terms, will fluctuate and, unlike a money market fund, the fund does not seek to maintain a stable net asset value. In addition, the total return on the fund may be higher or lower than the total return on a U.S. dollar money market fund. You, therefore, should not consider the fund to be a substitute for a U.S. dollar money market fund.

The value of the investments held by the fund is calculated in U.S. dollars on each day that the NYSE is open for business. As a result, to the extent that the fund's assets are invested in instruments denominated in currencies other than the U.S. dollar and the currencies appreciate relative to the U.S. dollar, the fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur, except to the extent that losses are offset by net investment income generated by the money market instruments in which the fund invests.

The currency-related gains and losses experienced by the fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Your gains or losses on shares of the fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the fund's assets also will be affected by changes in the value of the securities that are unrelated to changes in currency exchange rates.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

FOREIGN SECURITIES RISK The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The fund's investments in foreign securities may increase the risks with respect to the liquidity of the fund's portfolio. This could inhibit the fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, some countries in which the fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

CURRENCY FUTURES AND OPTIONS RISK Although currency futures and options transactions are intended to enable the fund to manage currency exchange risks, unanticipated changes in currency exchange rates could result in poorer performance than if they had not entered into these transactions. Even if the manager correctly predicts currency exchange rate movements, a hedge could be unsuccessful if changes in the value of the fund's futures position do not correspond to changes in the value of the currency in which its investments are denominated. This lack of correlation between the fund's futures and currency positions may be caused by differences between the futures and currency markets.

The manager will attempt to minimize these risks through careful selection and monitoring of the fund's futures and options positions. The ability to predict the direction of currency exchange rates involves skills different from those used in selecting securities.

The fund will not use futures transactions for speculation. The fund may not purchase or sell futures contracts or options on futures, except for closing purchase or sale transactions, if immediately thereafter the sum of margin deposits on the fund's outstanding futures positions and premiums paid for outstanding options on futures would exceed 5% of the market value of the fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts obligating the fund to purchase securities, require the fund to segregate assets to cover such contracts.

These transactions also involve risks to the fund of the possible loss of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in a futures or options contract. The fund's ability to enter into certain futures, forward contracts and options is also limited by the requirements of the Internal Revenue Code for qualification of the fund as a regulated investment company. These securities may also require the application of complex and special tax rules and elections which may affect the amount, timing and character of distributions to shareholders.

The purchase of currency options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The fund pays brokerage commissions or spreads in connection with its options and any related currency transactions.

Transactions in options and futures are generally considered "derivative securities."

INTEREST RATE RISK Interest rates paid on instruments denominated in foreign currencies may be higher or lower than those paid on similar U.S. dollar instruments. As a result, the fund may have a higher or lower yield than a portfolio which invests strictly in U.S. dollar-denominated instruments.

NON-DIVERSIFICATION RISK As a non-diversified fund, there is no restriction under the Investment Company Act of 1940 (1940 Act) on the percentage of assets that may be invested at any time in the securities of any one issuer. The fund, however, intends to comply with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. As of the last day of each fiscal quarter, the fund intends that its investments in securities of any one issuer (other than the U.S. government) will be limited to 25% of its total assets, and that, with respect to at least 50% of its total assets, the fund may not have invested more than 5% of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. To the extent the fund is not fully diversified under the 1940 Act, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it was more broadly diversified.

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.


                            POSITION(S)
                            HELD WITH       PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS       THE TRUST       DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

David K. Eiteman (69)
15340 Albright Street #301
Pacific Palasades, CA 90272

Trustee

Professor of Finance in the John E. Anderson Graduate School of Management, University of California, Los Angeles (1959-1991) and Professor Emeritus (1991-present).

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Donald P. Gould (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Trustee

Managing Director, Templeton Worldwide, Inc.; Portfolio Manager, Franklin Advisers, Inc.; and officer and/or trustee of two of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, officer and trustee of Huntington Funds, President and Director of Huntington Advisers, Inc. (a mutual fund investment adviser), and President of Huntington Investments, Inc. (a mutual fund underwriter).

Gerald R. Healy (57)
23100 Avenue San Luis, Apt. 277
Woodland Hills , CA 91364

Trustee

Private consultant; Executive Vice President, Capital Health Services Corp.; and FORMERLY, Director, Corporate Management Resources of Alliance Imaging, Inc.

*Charles B. Johnson (66)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

David P. Kraus (41)
Bet Tzedek Legal Services
145 South Fairfax Ave., Suite 200
Los Angeles, CA 90036-2172

Trustee

Attorney with various private law firms in Los Angeles (1981-present); and Attorney with Bet Tzedek Legal Services (1995-present).

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); Director, Quarterdeck Corporation (software firm) and Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., Martek Biosciences Corporation, MCI WorldCom, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (54)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President and Director, Franklin Resources, Inc., Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

Vice President

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (60)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $800 per month plus $800 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to certain noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by Franklin Templeton Group of Funds.


                                                             NUMBER OF BOARDS IN
                                        TOTAL FEES RECEIVED      THE FRANKLIN
                          TOTAL FEES     FROM THE FRANKLIN    TEMPLETON GROUP OF
                           RECEIVED      TEMPLETON GROUP OF  FUNDS ON WHICH EACH
         NAME          FROM THE TRUST 1        FUNDS 2             SERVES 3
--------------------------------------------------------------------------------
Frank H. Abbott, III        $3,758                                    27
Harris J. Ashton            $3,586                                    49
David K. Eiteman            $3,200                                   N/A
S. Joseph Fortunato         $3,478                                    51
Gerald R. Healy             $3,200                                   N/A
David P. Kraus              $4,000                                   N/A
Frank W.T. LaHaye           $4,325                                    27
Gordon S. Macklin           $3,586                                    49

1. For the fiscal year ended October 1, 1998.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Messrs. Abbott, Ashton, Fortunato, LaHaye and Macklin serve on multiple boards within the Franklin Templeton Group of Funds and M historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each such board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

The fund's sub-advisor is Templeton Investment Counsel, Inc. The sub-advisor has an agreement with the manager and provides the manager with investment management advice and assistance. The sub-advisor also provides a continuous investment program for the fund, including allocation of the fund's assets among the various securities markets of the world and, investment research and advice with respect to securities and investments and cash equivalents in the fund. The sub-advisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of 0.65% of the value of the average daily net assets of the fund.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended October 31, the fund paid the following management fees:

                  Management Fees Paid ($)
-------------------------------------------------
1998                       479,459
1997                       682,152
1996                       811,115

The manager pays the sub-advisor a fee equal to an annual rate of 0.25%. The manager pays this fee from the management fees it receives from the fund. For the last three fiscal years ended October 31, the manager paid the following sub-advisory fees:

                 Sub-Advisory Fees Paid ($)
-------------------------------------------------
1998                       184,407
1997                       262,370
1996                       339,115

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the manager to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o   0.15% of the fund's average daily net assets up to $200 million;
o   0.135% of average daily net assets over $200 million up to $700 million;
o   0.10% of average daily net assets over $700 million up to $1.2 billion;
    and
o   0.075% of average daily net assets over $1.2 billion.

During the last two fiscal years ended October 31, the manager paid FT Services the following administration fees:

                 Administration Fees Paid ($)
  ------------------------------------------------
  1998                   110,658
  1997                   172,706

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

AUDITOR PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Ft. Lauderdale, Florida 33301, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

During the fiscal years ended October 31, 1998, 1997 and 1996, the fund did not pay any brokerage commissions.

As of October 31, 1998, the fund did not own securities of its regular broker-dealers.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in any distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund receives income generally in the form of interest and other income on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

DEFERRAL OF BASIS. If you redeem some or all of your shares in the fund, and then reinvest the sales proceeds in the fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in the fund. In so doing, all or a portion of the sales charge that you paid for your original shares in the fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the fund for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

The fund is a series of Franklin Templeton Global Trust, an open-end management investment company, commonly called a mutual fund. The trust was organized as a Massachusetts business trust in November 1985 and reorganized as a Delaware business trust on July 25, 1996, and is registered with the SEC.

The fund currently offers two classes of shares, Class A and Advisor Class. Before January 1, 1999, Class A shares were designated Class I. The fund may offer additional classes of shares in the future. The full title of each class is:

 o  Franklin Templeton Hard Currency Fund -  Class A
 o  Franklin Templeton Hard Currency Fund - Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of December 7, 1998, the principal shareholders of the fund, beneficial or of record, were:

Name and Address                 Share Class   Percentage (%)
---------------------------------------------------------------
ADVISOR CLASS
Dreyfus Investment Services       3,285.083        7.72%
Corporation
2 Mellon Bank Center
Room 177
Pittsburgh, PA 15259
FT Fund Allocator Moderate        33,882.187       79.61%
Target Fund
C/O Fund Accounting Dept.
Kimberley Monasterio
1810 Gateway 3rd Flr.
San Mateo, CA 94404-2470

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of December 7, 1998, the officers and board members, as a group, owned of record and beneficially 3.31% of the fund's Advisor Class shares and less than 1% of the outstanding shares of Class A. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

GROUP PURCHASES As described in the prospectus, members of a qualified group may add the group's investments together for minimum investment purposes.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

DEALER COMPENSATION Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal[s] exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests [in excess of these amounts], the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
------------------------------------------------------------------------------

When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the board.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the fund for acting as underwriter of the fund's Advisor Class shares.

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC.

For periods before January 2, 1997, Advisor Class standardized performance quotations are calculated by substituting Class A performance for the relevant time period, excluding the effect of Class A's maximum initial sales charge, and including the effect of the distribution and service (Rule 12b-1) fees applicable to the fund's Class A shares. For periods after January 2, 1997, Advisor Class standardized performance quotations are calculated as described below.

An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The average annual total returns for the indicated periods ended October 31, 1998, were:


                                              Since
                      1 Year      5 Years     Inception
                                              (11/17/89)
-------------------------------------------------------------
Advisor Class         4.89%       2.51%       6.01%


These figures were calculated according to the SEC formula:
       n
P(1+T)    = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000
            payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended October 31, 1998, were:


                                              Since Inception
                      1 Year      5 Years     (11/17/89)
---------------------------------------------------------------
Advisor Class         4.89%       13.21%      68.56%


CURRENT YIELD Current yield shows the income per share earned by the fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the net asset value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for the 30-day period ended October 31, 1998, was:

                         Yield
-------------------------------------
Advisor Class            2.75%


These figures were obtained using the following SEC formula:
                    6
Yield = 2 [(A-B + 1)  - 1]
            ---
            cd

where:

a =   dividends and interest earned during the period
b =   expenses accrued for the period (net of reimbursements)
c =   the average daily number of shares outstanding during the   period that
      were entitled to receive dividends
d =   the net asset value per share on the last day of the  period

CURRENT DISTRIBUTION RATE Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current net asset value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time. The current distribution rate for the 30-day period ended October 31, 1998, was:

                         Distribution Rate
--------------------------------------------
Advisor Class                  3.76%


VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, [if any,] as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.





                       FRANKLIN TEMPLETON GLOBAL TRUST
                              FILE NOS. 33-01212
                                  & 811-4450

                                  FORM N-1A
                                    PART C
                              OTHER INFORMATION

ITEM 23. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)   Agreement and Declaration of Trust

            (i)   Certificate of Trust dated May 14, 1996
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: August 2, 1996

            (ii)  Agreement and Declaration of Trust dated May 14, 1996
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: August 2, 1996

      (b)   By-Laws

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: August 2, 1996

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated August 28, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

            (ii) Subadvisory Agreement on behalf of Registrant between Franklin Advisers, Inc. and Templeton Investment Counsel, Inc. dated August 28, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated August 28, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and securities dealers

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Custody Agreement between The Chase Manhattan Bank, N.A. and Franklin/Templeton Global Trust dated November 15, 1993
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: December 29, 1995

            (ii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

            (iii)Amendment to Master Custody Agreement between Registrant and
                  Bank of New York dated May 7, 1997
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

            (iv) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

            (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

            (vi) Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of July 30, 1998, effective as of February 27, 1998

      (h)   Other Material Contracts

            (i) Subcontract for Fund Administration Services between Franklin Advisers, Inc. and Franklin Templeton Services, Inc. dated October 1, 1996 and amended April 30, 1998

      (i)   Legal Opinion

            (i)   Opinion and Consent of Counsel dated December 14, 1998

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            Not Applicable

      (m)   Rule 12b-1 Plan

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated August 28, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File Nos. 33-01212
                  Filing Date: February 27, 1998

      (o)   Rule 18f-3 Plan

            (i) Multiple Class Plan on behalf of Franklin Templeton Hard Currency Fund dated September 17, 1996
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: December 31, 1996

      (p)   Power of Attorney

            (i)   Power of Attorney dated May 14, 1996
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: August 2, 1996

            (ii)  Certificate of Secretary dated May 14, 1996
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-01212
                  Filing Date: August 2, 1996

      (27)  Financial Data Schedules

            (i) Financial Data Schedule for Franklin Templeton Global Currency Fund

            (ii) Financial Data Schedule for Franklin Templeton Hard Currency Fund - Class I

            (iii)Financial Data Schedule for Franklin Templeton Hard Currency
                  Fund - Advisor Class

ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT

            None

ITEM 25   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds(R). In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30   UNDERTAKINGS

The Registrant hereby undertakes to comply with the information requirements in Item 5 of the Form N-1A by including the required information in the Registrant's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of December, 1998.

                                    FRANKLIN TEMPLETON GLOBAL TRUST
                                    (REGISTRANT)

                                    BY:   DONALD P. GOULD*
                                          DONALD P. GOULD
                                          PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald P. Gould*                            Principal Executive Officer
Donald P. Gould                             and Trustee
                                            Dated: December 30, 1998

Martin L. Flanagan*                         Principal Financial Officer
Martin L. Flanagan                          Dated: December 30, 1998

Diomedes Loo-Tam*                           Principal Accounting Officer
Diomedes Loo-Tam                            Dated: December 30, 1998

Frank H. Abbott, III*                       Trustee
Frank H. Abbott, III                        Dated: December 30, 1998

Harris J. Ashton*                           Trustee
Harris J. Ashton                            Dated: December 30, 1998

David K. Eiteman*                           Trustee
David K. Eiteman                            Dated: December 30, 1998

S. Joseph Fortunato*                        Trustee
S. Joseph Fortunato                         Dated: December 30, 1998

Gerald R. Healy*                            Trustee
Gerald R. Healy                             Dated: December 30, 1998

Charles B. Johnson*                         Chairman of the Board and
Charles B. Johnson                          Trustee
                                            Dated: December 30, 1998

Rupert H. Johnson, Jr.*                     Trustee
Rupert H. Johnson, Jr.                      Dated: December 30, 1998

David P. Kraus*                             Trustee
David P. Kraus                              Dated: December 30, 1998

Frank W. T. LaHaye*                         Trustee
Frank W. T. LaHaye                          Dated: December 30, 1998

Gordon S. Macklin*                          Trustee
Gordon S. Macklin                           Dated: December 30, 1998



*By:  /s/ Larry L. Greene, Attorney-in-Fact
      (pursuant to Power of Attorney previously filed)


                       FRANKLIN TEMPLETON GLOBAL TRUST
                            REGISTRATION STATEMENT
                                EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION                          PAGE NO. IN
                                                                SEQUENTIAL
                                                                NUMBERING SYSTEM

EX-99.(a)(i)               Certificate of Trust dated May 14,     *
                           1996

EX-99.(b)(ii)              Agreement and Declaration of Trust     *
                           dated May 14, 1996

EX-99.(c)(i)               By-Laws                                *

EX-99.(d)(i)               Management Agreement between           *
                           Registrant and Franklin Advisers,
                           Inc. dated August 28, 1996

EX-99.(d)(ii)              Subadvisory Agreement on behalf of     *
                           Registrant between Franklin
                           Advisers, Inc. and Templeton
                           Investment Counsel, Inc. dated
                           August 28, 1996

EX-99.(e)(i)               Amended and Restated Distribution      *
                           Agreement between Registrant and
                           Franklin/Templeton Distributors,
                           Inc. dated August 28, 1996

EX-99.(e)(ii)              Forms of Dealer Agreements between     Attached
                           Franklin/Templeton Distributors,
                           Inc. and securities dealers

EX-99.(g)(i)               Custody Agreement between The Chase    *
                           Manhattan Bank, N.A. and
                           Franklin/Templeton Global Trust
                           dated November 15, 1993

EX-99.(g)(ii)              Master Custody Agreement between       *
                           Registrant and Bank of New York
                           dated February 16, 1996

EX-99.(g)(iii)             Amendment to Master Custody            *
                           Agreement between Registrant and
                           Bank of New York dated May 7, 1997

EX-99.(g)(iv)              Amendment dated February 27, 1998      Attached
                           to Exhibit A of the Master Custody
                           Agreement between the Registrant
                           and Bank of New York dated February
                           16, 1996

EX-99.(g)(v)               Terminal Link Agreement between        *
                           Registrant and Bank of New York
                           dated February 16, 1996

EX-99.(g)(vi)              Foreign Custody Manager Agreement      Attached
                           between the Registrant and Bank of
                           New York made as of July 30, 1998,
                           effective as of February 27, 1998

EX-99.(h)(i)               Subcontract for Fund Administration    Attached
                           Services between Franklin Advisers,
                           Inc. and Franklin Templeton
                           Services, Inc. dated October 1,
                           1996 and amended April 30, 1998

EX-99.(i)(i)               Opinion and Consent of Counsel         Attached
                           dated December 14, 1998

EX-99.(j)(i)               Consent of Independent Auditors        Attached

EX-99.(m)(i)               Distribution Plan pursuant to Rule     *
                           12b-1 between Registrant and
                           Franklin/Templeton Distributors,
                           Inc. dated August 28, 1996

EX-99.(o)(i)               Multiple Class Plan on behalf of       *
                           Franklin Templeton Hard Currency
                           Fund dated September 17, 1996

EX-99.(p)(i)               Power of Attorney dated May 14, 1996   *

EX-99.(p)(ii)              Certificate of Secretary dated May     *
                           14, 1996

EX-27.(i)                  Financial Data Schedule for            Attached
                           Franklin Templeton Global Currency
                           Fund

EX-27.(ii)                 Financial Data Schedule for            Attached
                           Franklin Templeton Hard Currency
                           Fund - Class I

EX-27.(iii)                Financial Data Schedule for            Attached
                           Franklin Templeton Hard Currency
                           Fund - Advisor Class


*  Incorporated by Reference